                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
                                                  -----------------------------
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6529
                                  ---------------------------------------------

                             Liberty Funds Trust VI
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

        One Financial Center, Boston, Massachusetts              02111
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

                              Russell L. Kane, Esq.
                         Columbia Management Group, Inc.
                               One Financial Center
                                 Boston, MA 02111
-------------------------------------------------------------------------------
                       (Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-426-3363
                                                   ----------------------------

Date of fiscal year end: June 30, 2003
                        --------------------------
Date of reporting period: June 30, 2003
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Reports to Stockholders

[GRAPHIC]

LIBERTY SMALL-CAP
VALUE FUND

ANNUAL REPORT
JUNE 30, 2003

LESS CLUTTER IN TWO EASY STEPS.
POINT. CLICK. LIBERTY eDELIVERY.

FOR MORE INFORMATION ABOUT RECEVING YOUR SHAREHOLDER REPORTS ELECTRONICALLY, CALL US AT 800-345-6611. TO SIGN UP FOR eDELIVERY, VISIT US ONLINE AT www.libertyfunds.com.

[GRAPHIC]

LIBERTY SMALL-CAP
VALUE FUND

ANNUAL REPORT
JUNE 30, 2003

LESS CLUTTER IN TWO EASY STEPS.
POINT. CLICK. LIBERTY eDELIVERY.

TO SIGN UP FOR eDELIVERY, GO TO www.icsdelivery.com.

PRESIDENT'S MESSAGE

[PHOTO OF JOSEPH R. PALOMBO]

Dear Shareholder:

Despite the uncertainty that hung over the markets and the economy as the nation prepared to go to war in Iraq, the twelve-month period ended on a high note. Virtually all major segments of the stock and bond markets posted positive returns for the period. The economy, though still struggling, has made progress toward recovery. And a new tax law is intended to boost consumer spending power and make investing more attractive. The Jobs and Growth Tax Relief Reconciliation Act of 2003 accelerates income tax rate cuts for virtually all Americans and slashes the tax rates on dividends and long-term capital gains.

The government is counting on Americans to turn their good fortune into higher spending. And the financial media has been full of advice on how to take advantage of the new rate structure. As you debate what you will do if the lower tax rate turns into a modest personal windfall, consider strategies that could have a long-term impact on your portfolio. If your take-home pay increases as a result of the tax break and any rebate check you are entitled to receive--and if it's not eaten up by higher state taxes--consider investing at least one third of it. Consider adding it to your retirement account, using it to start an education account for your child or setting it aside for an emergency. But make a commitment and stick to it. Think of it as found money, because that is what it is. You didn't have it before. But now that you've found it, you can put it to work for a long-term goal.

And, before you take advice from a television pundit or a magazine cover story, talk to your financial advisor. There may be tax-related strategies that make sense for you. But there are no one-size-fits-all solutions. Keep in mind that tax rates change, and many of the provisions of this law are set to expire in just a few short years.

CONSOLIDATION AND A NEW NAME: COLUMBIA

On a separate note, I am pleased to announce that, effective April 1, 2003, six of the asset management firms brought together when Columbia Management Group, Inc. was formed were consolidated and renamed Columbia Management Advisors, Inc. (Columbia Management). This consolidation does not affect the management or investment objectives of your fund and is the next step in our efforts to create a consistent identity and to streamline our organization. By consolidating these firms, we are able to create a more efficient organizational structure and strengthen certain key functions, such as research. Although the name of the asset manager familiar to you has changed, what hasn't changed is the commitment of our specialized investment teams to a multi-disciplined approach to investing, focused on our goal of offering shareholders the best products and services.

In the report that follows, you'll find more detailed information about how the fund performed and the strategies used by the fund's portfolio manager, Stephen Barbaro.

As always, we thank you for investing in Liberty Small-Cap Value Fund.

Sincerely,

/s/ Joseph R. Palombo

Joseph R. Palombo
President

   MEET THE NEW PRESIDENT

   Joseph R. Palombo, president and chairman of the Board of Trustees for Liberty Funds, is also chief operating officer and executive vice president of Columbia Management. Mr. Palombo has over 19 years of experience in the financial services industry. Prior to joining Columbia Management, he was chief operating officer and chief compliance officer for Putnam Mutual Funds. Prior to that, he was a partner at Coopers & Lybrand. Mr. Palombo received his degree in economics/accounting from the College of the Holy Cross, where he was a member of Phi Beta Kappa. He earned his master's degree in taxation from Bentley College and participated in the Executive Program at the Amos B. Tuck School at Dartmouth College.

The examples provided should be viewed as illustrations. They do not constitute tax or legal advice. Neither Columbia Management Advisors, Inc., nor its affiliates, including Liberty Funds Distributor, Inc., provide tax or legal advice. A tax advisor or attorney can provide you with answers to specific questions about taxes and other legal issues.

NET ASSET VALUE PER SHARE as of 6/30/03 ($)

          Class A           31.39
          Class B           28.18
          Class C           29.24
          Class I           32.29
          Class Z           32.24

DISTRIBUTIONS PER SHARE 7/01/02-6/30/03 ($)

          Class A            4.63
          Class B            4.63
          Class C            4.63
          Class I            0.00
          Class Z            4.63

                                                 Not FDIC       May Lose Value
                                                 Insured        No Bank Gurantee

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

PERFORMANCE INFORMATION

Value of a $10,000 investment
6/30/93 - 6/30/03

PERFORMANCE OF A $10,000 INVESTMENT IN ALL SHARE CLASSES
6/30/93 - 6/30/03 ($)

                 WITHOUT          WITH
                  SALES          SALES
                 CHARGE          CHARGE
---------------------------------------
Class A          29,708          28,000
---------------------------------------
Class B          27,549          27,549
---------------------------------------
Class C          28,103          28,103
---------------------------------------
Class I          30,385             n/a
---------------------------------------
Class Z          30,338             n/a

[CHART]

                CLASS A SHARES             CLASS A SHARES         S&P SMALLCAP 600/BARRA           S&P SMALLCAP
                WITHOUT SALES CHARGE       WITH SALES CHARGE      VALUE INDEX                      600 INDEX
 6/30/1993                 $  10,000               $   9,425                   $  10,000              $  10,000
 7/31/1993                 $  10,095               $   9,515                   $  10,103              $  10,103
 8/31/1993                 $  10,429               $   9,829                   $  10,636              $  10,636
 9/30/1993                 $  10,549               $   9,943                   $  11,023              $  11,023
10/31/1993                 $  10,858               $  10,234                   $  11,234              $  11,234
11/30/1993                 $  10,644               $  10,032                   $  10,832              $  10,832
12/31/1993                 $  10,903               $  10,276                   $  11,224              $  11,224
 1/31/1994                 $  11,376               $  10,722                   $  11,504              $  11,489
 2/28/1994                 $  11,527               $  10,865                   $  11,477              $  11,456
 3/31/1994                 $  11,029               $  10,395                   $  10,868              $  10,633
 4/30/1994                 $  11,155               $  10,514                   $  11,029              $  10,793
 5/31/1994                 $  10,941               $  10,312                   $  10,883              $  10,579
 6/30/1994                 $  10,512               $   9,908                   $  10,611              $  10,185
 7/31/1994                 $  10,764               $  10,145                   $  10,780              $  10,312
 8/31/1994                 $  11,483               $  10,823                   $  11,342              $  11,014
 9/30/1994                 $  11,471               $  10,811                   $  11,172              $  10,957
10/31/1994                 $  11,552               $  10,888                   $  10,890              $  10,847
11/30/1994                 $  11,344               $  10,692                   $  10,499              $  10,433
12/31/1994                 $  11,590               $  10,924                   $  10,717              $  10,686
 1/31/1995                 $  11,603               $  10,936                   $  10,690              $  10,536
 2/28/1995                 $  12,088               $  11,393                   $  11,057              $  10,970
 3/31/1995                 $  12,479               $  11,761                   $  11,264              $  11,191
 4/30/1995                 $  12,693               $  11,963                   $  11,739              $  11,442
 5/31/1995                 $  13,021               $  12,272                   $  11,998              $  11,620
 6/30/1995                 $  14,036               $  13,229                   $  12,567              $  12,258
 7/31/1995                 $  15,658               $  14,757                   $  13,160              $  13,196
 8/31/1995                 $  15,822               $  14,912                   $  13,531              $  13,483
 9/30/1995                 $  16,169               $  15,239                   $  13,810              $  13,826
10/31/1995                 $  15,512               $  14,620                   $  13,122              $  13,143
11/30/1995                 $  16,080               $  15,155                   $  13,654              $  13,664
12/31/1995                 $  15,942               $  15,025                   $  14,006              $  13,889
 1/31/1996                 $  15,742               $  14,837                   $  14,142              $  13,920
 2/29/1996                 $  16,526               $  15,576                   $  14,521              $  14,375
 3/31/1996                 $  17,078               $  16,096                   $  14,813              $  14,683
 4/30/1996                 $  17,982               $  16,948                   $  15,540              $  15,525
 5/31/1996                 $  18,633               $  17,561                   $  16,033              $  16,077
 6/30/1996                 $  17,589               $  16,578                   $  15,690              $  15,446
 7/31/1996                 $  16,386               $  15,444                   $  14,847              $  14,384
 8/31/1996                 $  17,110               $  16,127                   $  15,717              $  15,273
 9/30/1996                 $  17,986               $  16,952                   $  16,148              $  15,943
10/31/1996                 $  17,688               $  16,671                   $  16,408              $  15,833
11/30/1996                 $  18,744               $  17,666                   $  17,402              $  16,655
12/31/1996                 $  18,866               $  17,781                   $  17,661              $  16,850
 1/31/1997                 $  19,058               $  17,962                   $  18,227              $  17,129
 2/28/1997                 $  18,660               $  17,587                   $  18,338              $  16,775
 3/31/1997                 $  17,807               $  16,783                   $  17,723              $  15,914
 4/30/1997                 $  18,069               $  17,030                   $  17,954              $  16,108
 5/31/1997                 $  19,760               $  18,624                   $  19,652              $  18,001
 6/30/1997                 $  21,025               $  19,816                   $  20,686              $  18,797
 7/31/1997                 $  22,276               $  20,995                   $  22,047              $  19,979
 8/31/1997                 $  22,579               $  21,280                   $  22,475              $  20,482
 9/30/1997                 $  24,078               $  22,693                   $  24,023              $  21,836
10/31/1997                 $  23,293               $  21,954                   $  23,293              $  20,893
11/30/1997                 $  23,300               $  21,960                   $  23,409              $  20,740
12/31/1997                 $  23,370               $  22,026                   $  24,086              $  21,159
 1/31/1998                 $  23,215               $  21,881                   $  23,587              $  20,747
 2/28/1998                 $  25,124               $  23,679                   $  25,562              $  22,637
 3/31/1998                 $  26,571               $  25,043                   $  26,830              $  23,502
 4/30/1998                 $  26,922               $  25,374                   $  27,004              $  23,640
 5/31/1998                 $  25,196               $  23,747                   $  25,824              $  22,390
 6/30/1998                 $  25,007               $  23,569                   $  25,811              $  22,455
 7/31/1998                 $  22,681               $  21,377                   $  23,423              $  20,737
 8/31/1998                 $  18,077               $  17,038                   $  19,198              $  16,735
 9/30/1998                 $  18,478               $  17,416                   $  20,217              $  17,759
10/31/1998                 $  19,896               $  18,752                   $  21,101              $  18,583
11/30/1998                 $  21,438               $  20,205                   $  22,002              $  19,629
12/31/1998                 $  21,926               $  20,666                   $  22,866              $  20,883
 1/31/1999                 $  21,407               $  20,176                   $  22,603              $  20,620
 2/28/1999                 $  19,221               $  18,116                   $  20,764              $  18,762
 3/31/1999                 $  18,877               $  17,792                   $  20,683              $  19,004
 4/30/1999                 $  20,310               $  19,142                   $  22,484              $  20,261
 5/31/1999                 $  21,010               $  19,802                   $  23,381              $  20,753
 6/30/1999                 $  22,187               $  20,911                   $  24,800              $  21,934
 7/31/1999                 $  22,092               $  20,821                   $  24,413              $  21,741
 8/31/1999                 $  20,724               $  19,533                   $  23,391              $  20,784
 9/30/1999                 $  20,608               $  19,423                   $  22,960              $  20,871
10/31/1999                 $  20,746               $  19,553                   $  22,430              $  20,819
11/30/1999                 $  21,381               $  20,152                   $  22,934              $  21,689
12/31/1999                 $  22,829               $  21,516                   $  23,561              $  23,472
 1/31/2000                 $  21,616               $  20,373                   $  22,354              $  22,745
 2/29/2000                 $  22,617               $  21,317                   $  23,365              $  25,790
 3/31/2000                 $  23,253               $  21,916                   $  24,227              $  24,836
 4/30/2000                 $  23,392               $  22,047                   $  24,396              $  24,411
 5/31/2000                 $  22,800               $  21,489                   $  23,999              $  23,689
 6/30/2000                 $  23,794               $  22,426                   $  24,688              $  25,089
 7/31/2000                 $  23,978               $  22,599                   $  25,174              $  24,474
 8/31/2000                 $  25,929               $  24,439                   $  26,644              $  26,642
 9/30/2000                 $  26,127               $  24,624                   $  26,591              $  25,918
10/31/2000                 $  26,147               $  24,644                   $  26,721              $  26,081
11/30/2000                 $  24,181               $  22,791                   $  24,955              $  23,366
12/31/2000                 $  27,158               $  25,596                   $  28,478              $  26,245
 1/31/2001                 $  27,082               $  25,525                   $  30,734              $  27,371
 2/28/2001                 $  26,245               $  24,736                   $  29,437              $  25,701
 3/31/2001                 $  25,683               $  24,207                   $  28,215              $  24,521
 4/30/2001                 $  27,373               $  25,799                   $  29,914              $  26,390
 5/31/2001                 $  28,318               $  26,689                   $  30,677              $  26,894
 6/30/2001                 $  28,524               $  26,884                   $  31,848              $  27,878
 7/31/2001                 $  28,516               $  26,876                   $  31,549              $  27,413
 8/31/2001                 $  28,000               $  26,390                   $  31,041              $  26,788
 9/30/2001                 $  24,699               $  23,278                   $  26,599              $  23,166
10/31/2001                 $  25,277               $  23,823                   $  27,815              $  24,401
11/30/2001                 $  27,033               $  25,479                   $  30,040              $  26,187
12/31/2001                 $  29,026               $  27,357                   $  32,209              $  27,960
 1/31/2002                 $  29,211               $  27,532                   $  32,811              $  28,203
 2/28/2002                 $  29,705               $  27,997                   $  32,670              $  27,718
 3/31/2002                 $  31,865               $  30,032                   $  35,509              $  29,907
 4/30/2002                 $  32,511               $  30,642                   $  36,961              $  30,754
 5/31/2002                 $  31,403               $  29,597                   $  35,561              $  29,481
 6/30/2002                 $  30,360               $  28,614                   $  33,971              $  27,957
 7/31/2002                 $  26,656               $  25,124                   $  28,447              $  24,009
 8/31/2002                 $  27,141               $  25,581                   $  28,410              $  24,237
 9/30/2002                 $  25,290               $  23,836                   $  26,319              $  22,754
10/31/2002                 $  25,796               $  24,313                   $  26,848              $  23,482
11/30/2002                 $  27,793               $  26,195                   $  28,298              $  24,705
12/31/2002                 $  27,006               $  25,453                   $  27,548              $  23,870
 1/31/2003                 $  26,212               $  24,705                   $  26,411              $  23,049
 2/28/2003                 $  24,868               $  23,438                   $  25,433              $  22,312
 3/31/2003                 $  24,915               $  23,482                   $  25,354              $  22,488
 4/30/2003                 $  26,836               $  25,293                   $  27,649              $  24,314
 5/31/2003                 $  29,060               $  27,389                   $  30,226              $  26,274
 6/30/2003                 $  29,708               $  28,000                   $  31,124              $  26,957

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT libertyfunds.com FOR DAILY PERFORMANCE UPDATES.

The S&P SmallCap 600/Barra Value Index is an unmanaged index that tracks the performance of value stocks contained in the S&P SmallCap 600 Index, as determined by the low price to book ratios. The S&P SmallCap 600 Index tracks the performance of 600 small-capitalization stocks. Unlike mutual funds, indices are not investments and do not incur expenses. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

The inception date of the S&P SmallCap 600/Barra Value Index is 2/1/94. Performance prior to that time represents returns of the S&P SmallCap 600 Index.

Average annual total return as of 6/30/03 (%)

SHARE CLASS             A                      B                     C                I            Z
INCEPTION            7/25/86                11/9/92               1/15/96          10/31/02     1/31/96
--------------------------------------------------------------------------------------------------------
               WITHOUT     WITH       WITHOUT       WITH     WITHOUT     WITH      WITHOUT      WITHOUT
                SALES     SALES        SALES       SALES      SALES     SALES       SALES        SALES
                CHARGE    CHARGE       CHARGE      CHARGE    CHARGE     CHARGE      CHARGE       CHARGE
--------------------------------------------------------------------------------------------------------
1-Year           -2.16     -7.79        -2.93       -7.01      -2.92     -3.74      -1.64        -1.79
--------------------------------------------------------------------------------------------------------
5-Year            3.50      2.29         2.71        2.40       2.71      2.71       3.82         3.78
--------------------------------------------------------------------------------------------------------
10-Year          11.50     10.84        10.67       10.67      10.89     10.89      11.75        11.74
--------------------------------------------------------------------------------------------------------

The graph and table do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Past performance is no guarantee of future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the class C contingent deferred sales charge of 1% for the first year only. Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes varies based on differences in sales charges and fees associated with each class.

Classes B, C, & Z share performance information includes returns of the fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. The returns for class I shares include the returns of class Z for periods prior to 11/1/02 and returns of class A prior to 7/31/1995. These returns have not been adjusted to reflect any difference in expenses (such as 12b-1 fees) between any of the predecessor shares and the newer classes of shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer class shares would have been different.

TOP 10 HOLDINGS AS OF 6/30/03 (%)

Boykin Lodging                              4.8
Peabody Energy                              1.5
Cytec Industries                            1.0
CH Energy Group                             1.0
EMCOR Group                                 1.0
Northeast Utilities                         0.9
Cash America International                  0.9
Imagistics International                    0.9
Corn Products International                 0.8
Alliance Atlantis Communications, Class B   0.8

Holdings breakdowns are calculated as a percentage of net assets. There can be no guarantee the fund will continue to maintain these holdings in the future, since the fund is actively managed.

BOUGHT

During the first quarter of 2003, we added economically-sensitive technology stocks with relatively cheap valuations and balance sheets that included ample cash and little debt. Our buying broadened to include semiconductor and hardware names in addition to software and services.

SOLD

We sold consumer discretionary stocks that had appreciated, including Rent-A-Center, a company that rents large appliances and electronics to consumers whose payments go toward eventual purchase. The company benefited from strong demand, good execution, and a leadership position in the rent-to-own market. The stock became expensive relative to its future earnings prospects and its appreciation put it above our small-cap range.

PORTFOLIO MANAGER'S REPORT

For the 12-month period ended June 30, 2003, Liberty Small-Cap Value Fund class A shares returned negative 2.16% without sales charge. The fund beat the S&P Small Cap 600/Barra Value Index, which returned negative 8.38% for the same period. The fund also came out ahead of the Lipper Small Value Category, which returned negative 3.10% for the 12-month period.(1) Strong stock selection, especially in the industrials, materials, and consumer discretionary sectors, helped the fund limit losses during the market downturn.

FOCUS ON QUALITY REWARDED IN FIRST HALF OF THE YEAR, BUT NOT IN SECOND HALF

The fund maintained its focus on small-cap stocks with relatively attractive valuations and good financials. Our strategy was rewarded during the first half of the reporting period. Stocks with strong balance sheets fared better than lower-quality stocks when economic and geopolitical uncertainty reined in investor enthusiasm for risk. However, once the major military campaigns in Iraq were underway and the economic outlook brightened, investors grew less risk-averse. Small-cap stocks benefited, but the biggest gains came from the most speculative stocks as the stock market rebounded. We stayed with our disciplined strategy, believing that over time small-cap stocks with attractive valuations, low debt, high cash and solid earnings prospects tend to do better than lower-quality stocks.

STRONG STOCK SELECTION IN INDUSTRIALS, MATERIALS AND CONSUMER DISCRETIONARY

We found many stocks that met our investment criteria in the industrials, basic materials and consumer discretionary sectors--areas where we had above-average representation relative to our S&P benchmark and also some of our biggest gains. In the industrials sector, we focused on transportation, business services and construction companies. In the materials sector, we owned chemicals, paper, packaging and construction materials firms. Most of our investments held up well in the downturn late in 2002, then benefited from an improved economic outlook in the spring of 2003. In the consumer discretionary group, we

----------
(1) Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.

owned mainly specialty retailers, restaurants and clothing manufacturers. All were helped by continued strong consumer spending.

Stock selection in the telecommunications services and energy sectors, both of which represented relatively small stakes for the fund, detracted modestly from performance. Telecom services stocks slumped as the economy remained sluggish. Within the energy sector, our selection process led us to avoid the more aggressive service companies, which were the group's top performers.

FUND POSITIONED FOR BETTER ECONOMIC TIMES

The fund's biggest sector stake was financials, where we focused on banks, insurers and specialty financials. However, our exposure was still lower than that of our S&P benchmark as we neared the bottom of the interest rate cycle. We reduced our investment in consumer discretionary stocks, selling specialty retailers that had appreciated nicely, as well as some restaurants whose prospects had weakened. The proceeds from these sales were put to work largely in the technology sector, which historically has benefited from economic recovery. Our additions included hardware and semiconductor stocks as well as software and services companies. We remain optimistic that small-cap stocks will continue to do well as the economy slowly gains momentum and that investors will again reward companies with strong balance sheets, and good earnings prospects.

/s/ Stephen Barbaro

Stephen Barbaro has managed the fund since June 2002.

[CHART]

TOP 5 SECTORS AS OF 6/30/03 (%)

FINANCIALS                                         21.10%
INDUSTRIALS                                        18.70%
CONSUMER DISCRETIONARY                             17.40%
INFORMATION TECHNOLOGY                             13.70%
HEALTH CARE                                         6.10%

Sector breakdowns are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain this breakdown in the future.

Investing in small-cap stocks may present special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies.

INVESTMENT PORTFOLIO

June 30, 2003

COMMON STOCKS - 97.8%                                                   SHARES             VALUE
------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 17.4%
AUTO COMPONENTS - 1.1%
BorgWarner Corp.                                                        34,000   $     2,189,600
Modine Manufacturing Co.                                                52,543         1,017,758
Standard Motor Products, Inc.                                          119,300         1,324,230
                                                                                 ---------------
                                                                                       4,531,588
                                                                                 ---------------
AUTOMOBILES - 0.3%
Monaco Coach Corp. (a)                                                  66,400         1,017,912
                                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 2.9%
Bally Total Fitness Holding Corp. (a)                                  220,000         1,986,600
CBRL Group, Inc.                                                        68,900         2,677,454
Landry's Restaurants, Inc.                                             115,200         2,718,720
Lone Star Steakhouse & Saloon                                          153,907         3,350,555
Prime Hospitality Corp. (a)                                            189,300         1,270,203
                                                                                 ---------------
                                                                                      12,003,532
                                                                                 ---------------
HOUSEHOLD DURABLES - 2.1%
American Greetings Corp. (a)                                           115,100         2,260,564
Bassett Furniture Industries, Inc.                                     127,889         1,698,366
Jacuzzi Brands, Inc. (a)                                               344,200         1,820,818
Russ Berrie & Co., Inc.                                                 23,800           868,938
Toro Co.                                                                51,400         2,043,150
                                                                                 ---------------
                                                                                       8,691,836
                                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.8%
Jakks Pacific, Inc. (a)                                                148,088         1,968,089
Johnson Outdoors, Inc. (a)                                              79,021         1,078,637
Travis Boats & Motors, Inc. (a)                                        175,875           142,459
                                                                                 ---------------
                                                                                       3,189,185
                                                                                 ---------------
MEDIA - 1.5%
Alliance Atlantis Communications, Inc., Class B                        234,692         3,410,075
Liberty Corp.                                                           65,500         2,783,750
                                                                                 ---------------
                                                                                       6,193,825
                                                                                 ---------------
MULTI-LINE RETAIL - 1.0%
Neiman-Marcus Group, Inc., Class A                                      68,900         2,521,740
ShopKo Stores, Inc. (a)                                                103,200         1,341,600
                                                                                 ---------------
                                                                                       3,863,340
                                                                                 ---------------
SPECIALTY RETAIL - 5.0%
Building Material Holding Corp.                                         68,943         1,021,046
Dress Barn, Inc. (a)                                                   109,921         1,392,699
Friedman's, Inc.                                                       118,874         1,351,597
Goody's Family Clothing, Inc.                                          199,081         1,722,051
GTSI Corp. (a)                                                          60,300           524,610
Monro Muffler, Inc. (a)                                                100,771         2,847,788
Movie Gallery, Inc. (a)                                                104,878         1,934,999
OfficeMax, Inc. (a)                                                    502,800         2,664,820
TBC Corp. (a)                                                          141,421         2,694,070
United Rentals, Inc. (a)                                               111,500         1,548,735
Zale Corp. (a)                                                          63,700         2,548,000
                                                                                 ---------------
                                                                                      20,250,415
                                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 2.7%
Delta Apparel, Inc.                                                     46,500   $       755,625
Kellwood Co.                                                           102,450         3,240,493
Maxwell Shoe Co. (a)                                                   160,409         2,309,890
Nautica Enterprises, Inc. (a)                                          100,633         1,291,121
Phillips-Van Heusen Corp.                                               21,000           286,230
Russell Corp.                                                          113,000         2,147,000
Stride Rite Corp.                                                       92,300           919,308
                                                                                 ---------------
                                                                                      10,949,667
                                                                                 ---------------

CONSUMER STAPLES - 2.8%
FOOD PRODUCTS - 2.1%
Central Garden & Pet Co. (a)                                            83,790         1,998,391
Corn Products International, Inc.                                      113,600         3,411,408
Ralcorp Holdings, Inc. (a)                                             122,600         3,060,096
                                                                                 ---------------
                                                                                       8,469,895
                                                                                 ---------------
PERSONAL PRODUCTS - 0.1%
Inter Parfums, Inc.                                                     86,672           641,373
                                                                                 ---------------
TOBACCO - 0.6%
Universal Corp.                                                         56,800         2,402,640
                                                                                 ---------------

ENERGY - 5.5%
ENERGY EQUIPMENT & SERVICES - 1.6%
Lufkin Industries, Inc.                                                 91,739         2,233,845
Universal Compression Holdings, Inc. (a)                                80,100         1,670,886
Willbros Group, Inc. (a)                                               246,100         2,556,979
                                                                                 ---------------
                                                                                       6,461,710
                                                                                 ---------------
OIL & GAS - 3.9%
Denbury Resources, Inc. (a)                                            159,100         2,136,713
Harvest Natural Resources, Inc. (a)                                    401,400         2,556,918
Peabody Energy Corp.                                                   182,400         6,126,816
Vintage Petroleum, Inc.                                                227,600         2,567,328
Westport Resources Corp. (a)                                           118,100         2,686,775
                                                                                 ---------------
                                                                                      16,074,550
                                                                                 ---------------

FINANCIALS - 21.1%
BANKS - 10.4%
BancFirst Corp.                                                         14,650           759,749
BancorpSouth, Inc.                                                     106,400         2,218,440
Bank of Granite Corp.                                                  102,093         1,740,686
Bryn Mawr Bank Corp.                                                    62,855         2,330,035
Capitol Bancorp Ltd.                                                    45,879         1,243,321
Chemical Financial Corp.                                               101,380         3,021,124
Chittenden Corp.                                                       116,000         3,172,600
Community First Bankshares, Inc.                                        80,300         2,192,190
Community Trust Bancorp, Inc.                                           56,716         1,482,556
Corus Bankshares, Inc.                                                  54,100         2,620,063
First Citizens BancShares, Inc.                                         16,600         1,673,944
First Financial Bankshares, Inc.                                        52,000         1,739,920
Hancock Holding Co.                                                     23,794         1,119,746
MainSource Financial Group, Inc.                                        39,460           961,640
MASSBANK Corp.                                                          34,400         1,244,248

See notes to investment portfolio.

COMMON STOCKS (CONTINUED)                                               SHARES             VALUE
------------------------------------------------------------------------------------------------
FINANCIALS (CONTINUED)
BANKS (CONTINUED)
Merchants Bancshares, Inc.                                              82,432   $     2,143,232
MetroCorp. Bancshares, Inc.                                             17,900           216,590
Mid-State Bancshares                                                   146,560         2,894,560
Northrim BanCorp., Inc.                                                 75,300         1,365,189
Omega Financial Corp.                                                   17,237           589,505
Riggs National Corp.                                                   162,496         2,473,189
Simmons First National Corp.                                            75,472         1,510,195
TriCo Bancshares                                                       104,165         2,648,916
Whitney Holding Corp.                                                   35,700         1,141,329
                                                                                 ---------------
                                                                                      42,502,967
                                                                                 ---------------
DIVERSIFIED FINANCIALS - 2.0%
Cash America International, Inc.                                       267,000         3,529,740
CompuCredit Corp. (a)                                                   58,940           716,121
Metris Companies, Inc.                                                 313,300         1,738,815
MFC Bancorp Ltd. (a)                                                   252,370         2,094,419
                                                                                 ---------------
                                                                                       8,079,095
                                                                                 ---------------
INSURANCE - 3.7%
AmerUs Group Co.                                                        41,400         1,167,066
Commerce Group, Inc.                                                    52,000         1,882,400
Delphi Financial Group, Inc., Class A                                   72,068         3,372,782
Kansas City Life Insurance Co.                                          12,500           535,500
Navigators Group, Inc. (a)                                              31,800           948,276
Phoenix Companies, Inc.                                                262,000         2,365,860
RLI Corp.                                                               75,900         2,497,110
State Auto Financial Corp.                                              77,563         1,741,289
Universal American Financial Corp. (a)                                 106,894           680,915
                                                                                 ---------------
                                                                                      15,191,198
                                                                                 ---------------
REAL ESTATE - 5.0%
American Financial Realty Trust (a)                                     49,800           742,518
Boykin Lodging Co.                                                   1,030,550        19,435,437
                                                                                 ---------------
                                                                                      20,177,955
                                                                                 ---------------

HEALTH CARE - 6.1%
HEALTH CARE EQUIPMENT & SUPPLIES - 0.5%
Sola International, Inc. (a)                                           114,000         1,983,600
                                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 5.1%
Cross Country Healthcare, Inc. (a)                                     123,900         1,634,241
Genesis Health Ventures, Inc. (a)                                      129,000         2,276,850
Humana, Inc. (a)                                                       169,600         2,560,960
Kindred Healthcare, Inc. (a)                                            69,100         1,232,744
LifePoint Hospitals, Inc. (a)                                           41,400           866,916
PacifiCare Health Systems, Inc. (a)                                     63,382         3,126,634
Pediatrix Medical Group, Inc. (a)                                       59,400         2,117,610
Province Healthcare Co. (a)                                             82,700           915,489
Stewart Enterprises, Inc. (a)                                          353,496         1,520,033
Sunrise Senior Living, Inc. (a)                                         75,700         1,694,166
US Oncology, Inc. (a)                                                  401,798         2,969,287
                                                                                 ---------------
                                                                                      20,914,930
                                                                                 ---------------
PHARMACEUTICALS - 0.5%
Alpharma, Inc., Class A                                                 85,900   $     1,855,440
                                                                                 ---------------

INDUSTRIALS - 18.7%
AEROSPACE & DEFENSE - 1.6%
Armor Holdings, Inc. (a)                                               129,000         1,728,600
Herley Industries, Inc. (a)                                             87,000         1,477,260
Ladish Co., Inc. (a)                                                   184,238         1,219,656
Precision Castparts Corp.                                               70,800         2,201,880
                                                                                 ---------------
                                                                                       6,627,396
                                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.5%
Ryder System, Inc.                                                      84,800         2,172,576
                                                                                 ---------------
AIRLINES - 1.3%
Atlantic Coast Airlines
  Holdings, Inc. (a)                                                   167,706         2,262,354
Mesaba Holdings, Inc. (a)                                               98,824           609,744
Skywest, Inc.                                                          129,000         2,458,740
                                                                                 ---------------
                                                                                       5,330,838
                                                                                 ---------------
BUILDING PRODUCTS - 1.0%
NCI Building Systems, Inc. (a)                                          94,000         1,569,800
Watsco, Inc.                                                           143,000         2,368,080
                                                                                 ---------------
                                                                                       3,937,880
                                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 6.7%
Banta Corp.                                                             62,400         2,019,888
Casella Waste Systems, Inc. (a)                                        292,427         2,640,616
Century Business Services, Inc. (a)                                    325,256         1,057,082
Consolidated Graphics, Inc. (a)                                        121,500         2,779,920
Electro Rent Corp. (a)                                                  53,381           575,447
Handleman Co. (a)                                                      156,050         2,496,800
Hughes Supply, Inc.                                                     49,600         1,721,120
Imagistics International, Inc. (a)                                     134,500         3,470,100
Kimball International, Class B                                         154,834         2,415,410
Management Network Group, Inc. (a)                                     576,600         1,124,370
MAXIMUS, Inc. (a)                                                       41,400         1,143,882
MPS Group, Inc. (a)                                                    454,350         3,125,928
ProsoftTraining (a)                                                    908,150           390,504
SOURCECORP, Inc. (a)                                                    82,100         1,773,360
TeleTech Holdings, Inc. (a)                                            172,000           727,560
                                                                                 ---------------
                                                                                      27,461,987
                                                                                 ---------------
CONSTRUCTION & ENGINEERING - 2.0%
Chicago Bridge & Iron Co. NV                                            78,100         1,771,308
Comfort Systems USA, Inc. (a)                                          276,500           727,195
EMCOR Group, Inc. (a)                                                   79,000         3,899,440
Shaw Group, Inc. (a)                                                   134,800         1,624,340
                                                                                 ---------------
                                                                                       8,022,283
                                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.7%
Cable Design Technologies Corp. (a)                                    158,200         1,131,130
Genlyte Group, Inc. (a)                                                 45,818         1,602,255
                                                                                 ---------------
                                                                                       2,733,385
                                                                                 ---------------

See notes to investment portfolio.

COMMON STOCKS (CONTINUED)                                               SHARES             VALUE
------------------------------------------------------------------------------------------------
INDUSTRIALS (CONTINUED)
INDUSTRIAL CONGLOMERATES - 0.4%
Carlisle Companies, Inc.                                                42,100   $     1,774,936
                                                                                 ---------------
MACHINERY - 3.7%
Alamo Group, Inc.                                                       58,000           708,760
Briggs & Stratton Corp.                                                 42,300         2,136,150
Esterline Technologies Corp. (a)                                       119,400         2,078,754
Harsco Corp.                                                            92,400         3,331,020
Kadant, Inc. (a)                                                       120,700         2,263,125
Oshkosh Truck Corp.                                                     39,200         2,325,344
Tecumseh Products Co.                                                   55,712         2,134,327
                                                                                 ---------------
                                                                                      14,977,480
                                                                                 ---------------
ROAD & RAIL - 0.8%
Covenant Transport, Inc. (a)                                            93,100         1,582,700
Kansas City Southern                                                    96,700         1,163,301
U.S. Xpress Enterprises, Inc., Class A (a)                              55,783           594,647
                                                                                 ---------------
                                                                                       3,340,648
                                                                                 ---------------

INFORMATION TECHNOLOGY - 13.7%

COMMUNICATIONS EQUIPMENT - 1.6%
Allen Telecom, Inc. (a)                                                110,300         1,822,156
Black Box Corp.                                                         50,400         1,824,480
Optical Communication Products, Inc. (a)                               439,968           791,942
Tollgrade Communications, Inc. (a)                                     101,210         1,887,566
                                                                                 ---------------
                                                                                       6,326,144
                                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.9%
Crossroads Systems, Inc. (a)                                           139,606           235,795
Electronics for Imaging, Inc. (a)                                       85,900         1,742,911
Hutchinson Technology, Inc. (a)                                         20,958           689,309
Imation Corp.                                                           23,100           873,642
Intergraph Corp. (a)                                                    84,302         1,812,493
Iomega Corp. (a)                                                       222,700         2,360,620
                                                                                 ---------------
                                                                                       7,714,770
                                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.3%
Analogic Corp.                                                          34,500         1,682,220
Anixter International, Inc. (a)                                         51,100         1,197,273
Benchmark Electronics, Inc. (a)                                         58,300         1,793,308
Checkpoint Systems, Inc. (a)                                           125,600         1,777,240
MTS Systems Corp.                                                      137,182         2,022,063
NU Horizons Electronics Corp. (a)                                      209,007         1,254,042
Pioneer Standard Electronics                                           202,279         1,715,326
Plexus Corp. (a)                                                       123,900         1,428,567
Somera Communications, Inc. (a)                                        329,332           480,825
Tech Data Corp. (a)                                                     77,400         2,067,354
Vishay Intertechnology, Inc. (a)                                       164,700         2,174,040
                                                                                 ---------------
                                                                                      17,592,258
                                                                                 ---------------

INFORMATION TECHNOLOGY CONSULTING & SERVICES - 1.4%
Acxiom Corp. (a)                                                       121,741   $     1,837,072
American Management Systems, Inc. (a)                                  218,962         3,126,777
Computer Horizons Corp. (a)                                            149,061           676,737
                                                                                 ---------------
                                                                                       5,640,586
                                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.2%
SonicWALL, Inc. (a)                                                    414,724         1,990,675
Stellent, Inc. (a)                                                     214,400         1,157,760
Trizetto Group, Inc. (a)                                                97,800           590,712
Valueclick, Inc. (a)                                                   202,166         1,219,061
                                                                                 ---------------
                                                                                       4,958,208
                                                                                 ---------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS - 1.8%
Dupont Photomasks, Inc. (a)                                             90,814         1,710,028
Exar Corp. (a)                                                          85,900         1,359,797
Integrated Device Technology, Inc. (a)                                 172,000         1,900,600
Pericom Semiconductor Corp. (a)                                        126,545         1,176,868
Zoran Corp. (a)                                                         72,800         1,398,488
                                                                                 ---------------
                                                                                       7,545,781
                                                                                 ---------------
SOFTWARE - 1.5%
Novell, Inc. (a)                                                       405,545         1,249,079
Pervasive Software, Inc. (a)                                           211,163         1,129,722
PLATO Learning, Inc. (a)                                               306,486         1,762,294
Sybase, Inc. (a)                                                       146,200         2,033,642
                                                                                 ---------------
                                                                                       6,174,737
                                                                                 ---------------

MATERIALS - 6.0%
CHEMICALS - 3.0%
Cytec Industries, Inc. (a)                                             123,000         4,157,400
H.B. Fuller Co.                                                         71,800         1,581,036
Lubrizol Corp.                                                          89,500         2,773,605
Minerals Technologies, Inc.                                             46,300         2,252,958
Schulman (A.), Inc.                                                     94,244         1,513,559
                                                                                 ---------------
                                                                                      12,278,558
                                                                                 ---------------
CONSTRUCTION MATERIALS - 0.7%
AMCOL International Corp.                                               84,300           674,400
Centex Construction Products, Inc.                                      59,500         2,385,355
                                                                                 ---------------
                                                                                       3,059,755
                                                                                 ---------------
CONTAINERS & PACKAGING - 0.9%
AptarGroup, Inc.                                                        54,300         1,954,800
Greif Brothers Corp.                                                    71,300         1,639,900
                                                                                 ---------------
                                                                                       3,594,700
                                                                                 ---------------
METALS & MINING - 0.9%
Carpenter Technology Corp.                                             129,000         2,012,400
RTI International Metals, Inc. (a)                                     163,500         1,770,705
                                                                                 ---------------
                                                                                       3,783,105
                                                                                 ---------------

See notes to investment portfolio.

COMMON STOCKS (CONTINUED)                                               SHARES             VALUE
------------------------------------------------------------------------------------------------
MATERIALS (CONTINUED)
PAPER & FOREST PRODUCTS - 0.5%
Glatfelter                                                              68,700   $     1,013,325
Schweitzer-Mauduit International, Inc.                                  34,500           832,830
                                                                                 ---------------
                                                                                       1,846,155
                                                                                 ---------------

TELECOMMUNICATION SERVICES - 1.6%
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.5%
Advanced Fibre Communications, Inc. (a)                                129,000         2,098,830
Mastec, Inc. (a)                                                       400,400         2,306,304
North Pittsburgh Systems, Inc.                                          96,413         1,452,944
                                                                                 ---------------
                                                                                       5,858,078
                                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 0.1%
Metro One Telecommunications, Inc. (a)                                 107,472           554,555
                                                                                 ---------------

UTILITIES - 4.9%
ELECTRIC UTILITIES - 3.7%
Central Vermont Public Service Corp.                                   136,300         2,664,665
CH Energy Group, Inc.                                                   91,500         4,117,500
El Paso Electric Co. (a)                                               154,700         1,907,451
Maine Public Service Co. (a)                                            29,400           955,794
MGE Energy, Inc.                                                        53,686         1,691,109
Northeast Utilities                                                    219,900         3,681,126
                                                                                 ---------------
                                                                                      15,017,645
                                                                                 ---------------
GAS UTILITIES - 0.9%
Cascade Natural Gas Corp.                                               58,700         1,121,170
Northwest Natural Gas Co.                                               43,800         1,193,550
WGL Holdings, Inc.                                                      47,300         1,262,910
                                                                                 ---------------
                                                                                       3,577,630
                                                                                 ---------------
MULTI-UTILITIES & UNREGULATED POWER - 0.3%
MDU Resources Group, Inc.                                               37,100         1,242,479
                                                                                 ---------------
TOTAL COMMON STOCKS
  (cost of $349,093,954)                                                             398,591,206
                                                                                 ---------------

LIMITED PURPOSE TRUST - 0.2%
INDUSTRIALS - 0.2%
  TRADING COMPANIES & DISTRIBUTORS - 0.2%
Versacold Income Fund
  (cost of $768,065)                                                   142,100           862,610
                                                                                 ---------------

SINGLE PURPOSE TRUST - 0.2%
MATERIALS - 0.2%
  PAPER & FOREST PRODUCTS - 0.2%
PRT Forest Regeneration
  Income Fund
  (cost of $612,915)                                                    94,700           642,626
                                                                                 ---------------

SHORT-TERM OBLIGATION - 2.2%                                               PAR             VALUE
------------------------------------------------------------------------------------------------
Repurchase agreement with State Street Bank & Trust Co.,
  dated 06/30/03, due 07/01/03 at 1.000%, collateralized
  by a U.S. Treasury Bond maturing 02/15/29, market value
  of $8,962,866 (repurchase proceeds $8,786,244)
  (cost of $8,786,000)                                         $     8,786,000   $     8,786,000
                                                                                 ---------------
TOTAL INVESTMENTS - 100.4%
  (cost of $359,260,934) (b)                                                         408,882,442
                                                                                 ---------------

OTHER ASSETS & LIABILITIES, NET - (0.4)%                                              (1,489,909)
------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                              $   407,392,533
                                                                                 ===============

NOTES TO INVESTMENT PORTFOLIO:
(a)  Non-income producing.
(b)  Cost for federal income tax purposes is $361,117,314.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003

ASSETS:
Investments, at cost                                           $   359,260,934
                                                               ---------------
Investments, at value                                          $   408,882,442
Cash                                                                       745
Receivable for:
   Fund shares sold                                                    763,614
   Interest                                                                244
   Dividends                                                           383,673
Expense reimbursement due from Advisor                                  31,267
Deferred Trustees' compensation plan                                    18,061
                                                               ---------------
      Total Assets                                                 410,080,046
                                                               ---------------
LIABILITIES:
Payable for:
   Investments purchased                                               729,086
   Fund shares repurchased                                           1,279,647
   Management fee                                                      289,400
   Transfer agent fee                                                  286,993
   Pricing and bookkeeping fees                                         17,922
   Expenses received at merger                                          15,904
Deferred Trustees' fees                                                 18,061
Other liabilities                                                       50,500
                                                               ---------------
      Total Liabilities                                              2,687,513
                                                               ---------------
NET ASSETS                                                     $   407,392,533
                                                               ===============
COMPOSITION OF NET ASSETS:
Paid-in capital                                                $   371,423,068
Undistributed net investment income                                    210,896
Accumulated net realized loss                                      (13,862,924)
Net unrealized appreciation (depreciation) on:
   Investments                                                      49,621,508
   Foreign currency translations                                           (15)
                                                               ---------------
NET ASSETS                                                     $   407,392,533
                                                               ===============
CLASS A:
Net assets                                                     $   181,377,480
Shares outstanding                                                   5,778,397
                                                               ===============
Net asset value per share                                      $         31.39(a)
                                                               ===============
Maximum offering price per share ($31.39/0.9425)               $         33.31(b)
                                                               ===============
CLASS B:
Net assets                                                     $   188,269,585
Shares outstanding                                                   6,680,016
                                                               ===============
Net asset value and offering price per share                   $         28.18(a)
                                                               ===============
CLASS C:
Net assets                                                     $    25,186,375
Shares outstanding                                                     861,398
                                                               ===============
Net asset value and offering price per share                   $         29.24(a)
                                                               ===============
CLASS I:
Net assets                                                     $      1,162.30
Shares outstanding                                                          36
                                                               ===============
Net asset value, offering and redemption price per share       $         32.29
                                                               ===============
CLASS Z:
Net assets                                                     $    12,557,931
Shares outstanding                                                     389,483
                                                               ===============
Net asset value, offering and redemption price per share       $         32.24
                                                               ===============

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)  On sales of $50,000 or more the offering price is reduced.


STATEMENT OF OPERATIONS

For the Year Ended June 30, 2003

INVESTMENT INCOME:
Dividends                                                      $     5,554,145
Interest                                                               203,534
                                                               ---------------
   Total Investment Income (net of foreign taxes
      withheld of $24,198)                                           5,757,679
                                                               ---------------
EXPENSES:
Management fee                                                       2,869,029
Distribution fee:
   Class B                                                           1,393,282
   Class C                                                             174,370
Service fee:
   Class A                                                             364,878
   Class B                                                             462,093
   Class C                                                              57,870
Transfer agent fees:
   Class A                                                             725,239
   Class B                                                             883,904
   Class C                                                             112,134
   Class I                                                               1,218
   Class Z                                                              22,805
Pricing and bookkeeping fees                                           138,175
Trustees' fees                                                          18,059
Custody fee                                                             38,992
Merger expense                                                          30,827
Other expenses                                                         168,165
                                                               ---------------
   Total Operating Expenses                                          7,461,040
Fees and expenses waived or reimbursed by Advisor                     (153,718)
Fees and expenses reimbursed by Advisor:
   Class A                                                            (103,679)
   Class B                                                             (86,520)
   Class C                                                             (12,858)
   Class Z                                                              (9,863)
Custody earnings credit                                                    (73)
                                                               ---------------
   Net Operating Expenses                                            7,094,329
Interest expense                                                         2,890
                                                               ---------------
   Net Expenses                                                      7,097,219
                                                               ---------------
Net Investment Loss                                                 (1,339,540)
                                                               ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain (loss) on:
   Investments                                                     (11,170,099)
   Foreign currency transactions                                         6,984
                                                               ---------------
      Net realized loss                                            (11,163,115)
                                                               ---------------
Net change in unrealized appreciation/depreciation on:
   Investments                                                       3,793,194
   Foreign currency translations                                           (41)
                                                               ---------------
      Net change in unrealized appreciation/depreciation             3,793,153
                                                               ---------------
Net Loss                                                            (7,369,962)
                                                               ---------------
Net Decrease in Net Assets from Operations                     $    (8,709,502)
                                                               ===============

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                    YEAR              YEAR
                                                                    ENDED             ENDED
INCREASE (DECREASE)                                               JUNE 30,          JUNE 30,
IN NET ASSETS:                                                      2003              2002
------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment loss                                            $    (1,339,540)  $    (4,058,374)
Net realized gain (loss) on investments and foreign
   currency transactions                                           (11,163,115)       58,387,847
Net change in unrealized appreciation/depreciation
   on investments and foreign currency translations                  3,793,153       (32,701,034)
                                                               ---------------   ---------------
Net Increase (Decrease) from Operations                             (8,709,502)       21,628,439
                                                               ---------------   ---------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net realized gains:
   Class A                                                         (17,262,144)       (7,800,640)
   Class B                                                         (28,475,602)      (13,987,582)
   Class C                                                          (3,407,918)       (1,592,552)
   Class Z                                                             (31,120)           (2,929)
Return of capital:
   Class A                                                            (441,172)               --
   Class B                                                            (727,756)               --
   Class C                                                             (87,097)               --
   Class Z                                                                (795)               --
                                                               ---------------   ---------------
Total Distributions Declared to Shareholders                       (50,433,604)      (23,383,703)
                                                               ---------------   ---------------
SHARE TRANSACTIONS:
Class A:
   Subscriptions                                                    92,368,303        53,059,505
   Proceeds received in connection with merger                      25,103,297                --
   Distributions reinvested                                         14,993,575         7,219,388
   Redemptions                                                     (77,460,669)      (55,553,340)
                                                               ---------------   ---------------
      Net Increase                                                  55,004,506         4,725,553
                                                               ---------------   ---------------
Class B:
   Subscriptions                                                    22,179,249        30,482,462
   Proceeds received in connection with merger                         112,583                --
   Distributions reinvested                                         25,322,455        12,980,455
   Redemptions                                                     (50,728,910)      (49,601,770)
                                                               ---------------   ---------------
      Net Decrease                                                  (3,114,623)       (6,138,853)
                                                               ---------------   ---------------
Class C:
   Subscriptions                                                     7,973,792        10,286,661
   Proceeds received in connection with merger                          15,456                --
   Distributions reinvested                                          2,749,843         1,494,944
   Redemptions                                                      (7,852,369)      (12,743,085)
                                                               ---------------   ---------------
      Net Increase (Decrease)                                        2,886,722          (961,480)
                                                               ---------------   ---------------
Class I:
   Subscriptions                                                         1,000                --
   Proceeds received in connection with merger                       1,408,563                --
   Redemptions                                                      (1,358,005)               --
                                                               ---------------   ---------------
      Net Increase                                                      51,558                --
                                                               ---------------   ---------------
Class Z:
   Subscriptions                                               $    27,400,365   $     2,812,109
   Proceeds received in connection with merger                             720                --
   Distributions reinvested                                             31,915             2,929
   Redemptions                                                     (16,882,639)       (2,729,444)
                                                               ---------------   ---------------
      Net Increase                                                  10,550,361            85,594
                                                               ---------------   ---------------
Net Increase (Decrease) from Share Transactions                     65,378,524        (2,289,186)
                                                               ---------------   ---------------
Total Increase (Decrease) in Net Assets                              6,235,418        (4,044,450)

NET ASSETS:
Beginning of period                                                401,157,115       405,201,565
                                                               ---------------   ---------------
End of period (including undistributed net investment
   income/accumulated net investment loss of $210,896
   and $(22,352), respectively)                                $   407,392,533   $   401,157,115
                                                               ===============   ===============
CHANGES IN SHARES:
Class A:
   Subscriptions                                                     3,154,270         1,430,207
   Issued in connection with merger                                    902,337                --
   Issued for distributions reinvested                                 550,829           209,761
   Redemptions                                                      (2,626,500)       (1,498,114)
                                                               ---------------   ---------------
      Net Increase                                                   1,980,936           141,854
                                                               ---------------   ---------------
Class B:
   Subscriptions                                                       826,123           888,991
   Issued in connection with merger                                      4,484                --
   Issued for distributions reinvested                               1,030,619           408,704
   Redemptions                                                      (1,894,962)       (1,472,464)
                                                               ---------------   ---------------
      Net Decrease                                                     (33,736)         (174,769)
                                                               ---------------   ---------------
Class C:
   Subscriptions                                                       279,298           288,321
   Issued in connection with merger                                        594                --
   Issued for distributions reinvested                                 107,881            45,483
   Redemptions                                                        (277,391)         (359,383)
                                                               ---------------   ---------------
      Net Increase (Decrease)                                          110,382           (25,579)
                                                               ---------------   ---------------
Class I:
   Subscriptions                                                            36                --
   Issued in connection with merger                                     49,371                --
   Redemptions                                                         (49,371)               --
                                                               ---------------   ---------------
      Net Increase                                                          36                --
                                                               ---------------   ---------------
Class Z:
   Subscriptions                                                       998,716            76,822
   Issued in connection with merger                                         25                --
   Issued for distributions reinvested                                   1,145                84
   Redemptions                                                        (617,673)          (70,189)
                                                               ---------------   ---------------
      Net Increase                                                     382,213             6,717
                                                               ---------------   ---------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2003


NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:

Liberty Small-Cap Value Fund (the "Fund"), a series of Liberty Funds Trust VI, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund's investment goal is to seek long-term growth by investing primarily in smaller capitalization equities. The Fund may issue an unlimited number of shares. The Fund offers five classes of shares: Class A, Class B, Class C, Class I and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge ("CDSC") is assessed on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a CDSC. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a CDSC on redemptions made within one year after purchase. Class I and Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class I and Class Z shares, as described in the Fund's prospectus.

Class I shares were initially offered on October 31, 2002.

As of the end of business on November 1, 2002, the Liberty Contrarian Small-Cap Fund merged into the Fund as follows:

                         NET ASSETS              UNREALIZED
SHARES ISSUED             RECEIVED             DEPRECIATION(1)
--------------------------------------------------------------
956,811               $   26,640,619           $  (11,030,471)

                         NET ASSETS OF
NET ASSETS            LIBERTY CONTRARIAN          NET ASSETS
OF THE FUND              SMALL-CAP FUND           OF THE FUND
PRIOR TO              IMMEDIATELY PRIOR TO     IMMEDIATELY AFTER
COMBINATION               COMBINATION             COMBINATION
----------------------------------------------------------------
$  333,518,938          $   26,640,619           $  360,159,557

(1) Unrealized depreciation is included in the Net Assets Received amount shown above.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES:

All income, expenses (other than Class A, Class B and Class C transfer agent fees and service fees, Class B and Class C distribution fees and Class I and Class Z transfer agent fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders are recorded on the ex-date.

FOREIGN CURRENCY TRANSACTIONS:

Net realized and unrealized gains (losses) on foreign currency transactions and translations include the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

OTHER:

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of non-reclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for deferral of losses from wash sales, net operating losses, REIT adjustments, capital loss carryforwards, non-deductible expenses and post-October losses. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended June 30, 2003, permanent items identified and reclassified among the components of net assets are as follows:

 UNDISTRIBUTED         ACCUMULATED
NET INVESTMENT         NET REALIZED             PAID-IN
    INCOME                LOSS                  CAPITAL
---------------------------------------------------------
$  1,572,788           $  4,502,525         $  (6,075,313)

Net investment income, net realized gains (losses) and net assets were not affected by this reclassification. Included in the above reclassification are book to tax timing differences which were acquired as part of the merger.

The tax character of distributions paid during the years ended 2003 and 2002 was as follows:

                                          YEAR ENDED
                                           JUNE 30,
                                 ----------------------------
                                     2003           2002
-------------------------------------------------------------
Distributions paid from:
  Long-Term Capital Gains        $ 49,176,784   $  23,383,703
  Return of Capital                 1,256,820              --
                                 ------------   -------------
                                 $ 50,433,604   $  23,385,703
                                 ------------   -------------

As of June 30, 2003, the components of distributable earnings on a tax basis were as follows:

                              UNREALIZED
                             APPRECIATION*
                             -------------
                             $  47,765,128

* The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and REIT adjustments.

The following capital loss carryforwards are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

           YEAR OF              CAPITAL LOSS
         EXPIRATION             CARRYFORWARD
--------------------------------------------
            2005*               $  2,466,892
            2006*                  1,233,446
            2007*                  1,233,446
            2009*                  2,466,892
            2011                   2,466,892
                                ------------
                                $  9,867,568
                                ------------

* The capital loss carryforward was obtained from the Fund's merger with Liberty Contrarian Small-Cap Fund. Utilization of these capital loss carryforwards may be subject to limitations imposed by the Internal Revenue Code.

Under current tax rules, certain capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of June 30, 2003 for federal income tax purposes, post-October losses of $1,902,269 attributable to security transactions were deferred to July 1, 2003.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

On April 1, 2003, Colonial Management Associates Inc. ("Colonial"), the investment advisor to the Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect, wholly-owned subsidiary of FleetBoston Financial Corporation. At the time of the merger, Columbia assumed the obligations of Colonial with respect to the Fund. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

MANAGEMENT FEE:

Columbia is the investment advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on the Fund's average daily net assets as follows:

    AVERAGE DAILY NET ASSETS         ANNUAL FEE RATE
----------------------------------------------------
        First $1 billion                  0.80%
        Over $1 billion                   0.75%

PRICING AND BOOKKEEPING FEES:

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank and Trust Company ("State Street"). Columbia pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the year ended June 30, 2003, the net asset based fee rate was 0.034%. The Fund also pays out-of-pocket costs for pricing services.

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets attributable to Class A, Class B, Class C and Class Z shares plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also provides shareholder services for a monthly fee at the annual rate of 0.025% for the Class I shares of the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the Fund's principal underwriter. For the year ended June 30, 2003, the Fund has been advised that the Distributor received CDSC of $2,104, $397,866 and $3,437 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") which requires the payment of a monthly service fee to the Distributor equal to 0.25% annually of the average daily net assets attributable to Class A, Class B and Class C shares. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS:

Effective November 1, 2002, Columbia has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service fees, distribution fees, class specific transfer agent fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 1.00% annually of the Fund's average daily net assets. Columbia has also agreed to voluntarily reimburse the Fund so that Class A, Class B, Class C and Class Z transfer agent fees (excluding out-of-pocket expenses) do not exceed 0.25% of each class's average daily net assets.

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan, which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $73 of custody fees were reduced by balance credits for the year ended June 30, 2003. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 4. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

For the year ended June 30, 2003, purchases and sales of investments, other than short-term obligations, were $421,304,739 and $426,874,588 respectively.

Unrealized appreciation (depreciation) at June 30, 2003, based on cost of investments for federal income tax purposes, was:

     Gross unrealized appreciation     $   59,759,802
     Gross unrealized depreciation        (11,994,674)
                                       --------------
         Net unrealized appreciation   $   47,765,128
                                       ==============

OTHER:

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 5. LINE OF CREDIT

The Fund and other affiliated funds participate in a $350,000,000 credit facility, which is used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to the Fund based on its borrowings. In addition, the Fund has agreed to pay commitment fees on its pro rata portion of the line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations. For the year ended June 30, 2003, the average daily loan balance outstanding on days where borrowings existed was $2,461,538 at a weighted average interest rate of 1.78%.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows:

                                                                               YEAR ENDED JUNE 30,
                                                  ------------------------------------------------------------------------------
CLASS A SHARES                                       2003             2002             2001             2000             1999
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $    37.54       $    37.49       $    32.56       $    30.36       $    34.21
                                                  ----------       ----------       ----------       ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)                        0.02            (0.20)           (0.06)           (0.10)           (0.16)
Net realized and unrealized gain (loss)
  on investments and foreign currency                  (1.54)            2.42             6.38             2.30            (3.69)
                                                  ----------       ----------       ----------       ----------       ----------
Total from Investment Operations                       (1.52)            2.22             6.32             2.20            (3.85)
                                                  ----------       ----------       ----------       ----------       ----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net realized gains                                (4.51)           (2.17)           (1.39)              --               --
Return of capital                                      (0.12)              --               --               --               --
                                                  ----------       ----------       ----------       ----------       ----------
Total Distributions Declared to Shareholders           (4.63)           (2.17)           (1.39)              --               --
                                                  ----------       ----------       ----------       ----------       ----------
NET ASSET VALUE, END OF PERIOD                    $    31.39       $    37.54       $    37.49       $    32.56       $    30.36
                                                  ==========       ==========       ==========       ==========       ==========
Total return (b)                                       (2.16)%(c)        6.43%           19.86%            7.25%          (11.25)%
                                                  ==========       ==========       ==========       ==========       ==========
RATIOS TO AVERAGE
  NET ASSETS/SUPPLEMENTAL DATA:
Operating expenses (d)                                  1.54%            1.57%            1.58%            1.49%            1.49%
Interest expense                                          --%(e)           --               --               --               --
Net investment income (loss) (d)                        0.07%           (0.55)%          (0.18)%          (0.33)%          (0.57)%
Waiver/reimbursement                                    0.12%              --               --               --               --
Portfolio turnover rate                                  118%              77%              29%              77%              53%
Net assets, end of period (000's)                 $  181,377       $  142,551       $  137,042       $  138,969       $  263,436

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(d) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(e)  Rounds to less than 0.01%.

Selected data for a share outstanding throughout each period is as follows:

                                                                               YEAR ENDED JUNE 30,
                                                  ------------------------------------------------------------------------------
CLASS B SHARES                                       2003             2002             2001             2000             1999
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $    34.50       $    34.88       $    30.64       $    28.78       $    32.67
                                                  ----------       ----------       ----------       ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (a)                                (0.19)           (0.44)           (0.31)           (0.31)           (0.36)
Net realized and unrealized gain (loss) on
  investments and foreign currency                     (1.50)            2.23             5.94             2.17            (3.53)
                                                  ----------       ----------       ----------       ----------       ----------
Total from Investment Operations                       (1.69)            1.79             5.63             1.86            (3.89)
                                                  ----------       ----------       ----------       ----------       ----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net realized gains                                (4.51)           (2.17)           (1.39)              --               --
Return of capital                                      (0.12)              --               --               --               --
                                                  ----------       ----------       ----------       ----------       ----------
Total Distributions Declared to Shareholders           (4.63)           (2.17)           (1.39)              --               --
                                                  ----------       ----------       ----------       ----------       ----------
NET ASSET VALUE, END OF PERIOD                    $    28.18       $    34.50       $    34.88       $    30.64       $    28.78
                                                  ==========       ==========       ==========       ==========       ==========
Total return (b)                                       (2.93)%(c)        5.65%           18.83%            6.46%          (11.91)%
                                                  ==========       ==========       ==========       ==========       ==========
RATIOS TO AVERAGE
  NET ASSETS/SUPPLEMENTAL DATA:
Operating expenses (d)                                  2.30%            2.32%            2.33%            2.24%            2.24%
Interest expense                                          --%(e)           --               --               --               --
Net investment loss (d)                                (0.71)%          (1.30)%          (0.93)%          (1.08)%          (1.32)%
Waiver/reimbursement                                    0.09%              --               --               --               --
Portfolio turnover rate                                  118%              77%              29%              77%              53%
Net assets, end of period (000's)                 $  188,270       $  231,602       $  240,252       $  238,607       $  307,252

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(c) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(d) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(e)  Rounds to less than 0.01%.

Selected data for a share outstanding throughout each period is as follows:

                                                                               YEAR ENDED JUNE 30,
                                                  ------------------------------------------------------------------------------
CLASS C SHARES                                       2003             2002             2001             2000             1999
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $    35.59       $    35.91       $    31.50       $    29.59       $    33.59
                                                  ----------       ----------       ----------       ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (a)                                (0.19)           (0.45)           (0.31)           (0.32)           (0.37)
Net realized and unrealized gain (loss) on
  investments and foreign currency                     (1.53)            2.30             6.11             2.23            (3.63)
                                                  ----------       ----------       ----------       ----------       ----------
Total from Investment Operations                       (1.72)            1.85             5.80             1.91            (4.00)
                                                  ----------       ----------       ----------       ----------       ----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net realized gains                                (4.51)           (2.17)           (1.39)              --               --
Return of capital                                      (0.12)              --               --               --               --
                                                  ----------       ----------       ----------       ----------       ----------
Total Distributions Declared to Shareholders           (4.63)           (2.17)           (1.39)              --               --
                                                  ----------       ----------       ----------       ----------       ----------
NET ASSET VALUE, END OF PERIOD                    $    29.24       $    35.59       $    35.91       $    31.50       $    29.59
                                                  ==========       ==========       ==========       ==========       ==========
Total return (b)                                       (2.92)%(c)        5.66%           18.85%            6.45%          (11.91)%
                                                  ==========       ==========       ==========       ==========       ==========
RATIOS TO AVERAGE
  NET ASSETS/SUPPLEMENTAL DATA:
Operating expenses (d)                                  2.30%            2.32%            2.33%            2.24%            2.24%
Interest expense                                          --%(e)           --               --               --               --
Net investment loss (d)                                (0.71)%          (1.30)%          (0.93)%          (1.08)%          (1.32)%
Waiver/reimbursement                                    0.10%              --               --               --               --
Portfolio turnover rate                                  118%              77%              29%              77%              53%
Net assets, end of period (000's)                 $   25,186       $   26,726       $   27,886       $   27,400       $   35,987

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(c) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(d) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(e)  Rounds to less than 0.01%.

Selected data for a share outstanding throughout the period is as follows:

                                                                                   PERIOD ENDED
                                                                                     JUNE 30,
CLASS I SHARES                                                                       2003 (a)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                $    27.95
                                                                                    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                                                 0.13
Net realized and unrealized gain on investments and foreign currency                      4.21
                                                                                    ----------
Total from Investment Operations                                                          4.34
                                                                                    ----------
NET ASSET VALUE, END OF PERIOD                                                      $    32.29
                                                                                    ==========
Total return (c)(d)                                                                      15.53%
                                                                                    ==========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Operating expenses (e)(f)                                                                 1.03%
Interest expense (f)(g)                                                                     --%
Net investment income (e)(f)                                                              0.64%
Waiver/reimbursement (f)                                                                  0.04%
Portfolio turnover rate                                                                    118%
Net assets, end of period (000's)                                                   $        1

(a) Class I shares were initially offered on October 31, 2002. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)  Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f)  Annualized.
(g)  Rounds to less than 0.01%.

Selected data for a share outstanding throughout each period is as follows:

                                                                               YEAR ENDED JUNE 30,
                                                  ------------------------------------------------------------------------------
CLASS Z SHARES                                       2003             2002             2001             2000             1999
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $    38.28       $    38.09       $    33.01       $    30.70       $    34.49
                                                  ----------       ----------       ----------       ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)                        0.24            (0.12)            0.02            (0.02)           (0.09)
Net realized and unrealized gain (loss) on
  investments and foreign currency                     (1.65)            2.48             6.45             2.33            (3.70)
                                                  ----------       ----------       ----------       ----------       ----------
Total from Investment Operations                       (1.41)            2.36             6.47             2.31            (3.79)
                                                  ----------       ----------       ----------       ----------       ----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net realized gains                                (4.51)           (2.17)           (1.39)              --               --
Return of capital                                      (0.12)              --               --               --               --
                                                  ----------       ----------       ----------       ----------       ----------
Total Distributions Declared to Shareholders           (4.63)           (2.17)           (1.39)              --               --
                                                  ----------       ----------       ----------       ----------       ----------
NET ASSET VALUE, END OF PERIOD                    $    32.24       $    38.28       $    38.09       $    33.01       $    30.70
                                                  ==========       ==========       ==========       ==========       ==========
Total return (b)                                       (1.79)%(c)        6.71%           20.05%            7.52%          (10.99)%
                                                  ==========       ==========       ==========       ==========       ==========
RATIOS TO AVERAGE
  NET ASSETS/SUPPLEMENTAL DATA:
Operating expenses (d)                                  1.25%            1.32%            1.33%            1.24%            1.24%
Interest expense                                          --%(e)           --               --               --               --
Net investment income (loss) (d)                        0.82%           (0.30)%           0.07%           (0.08)%          (0.32)%
Waiver/reimbursement                                    0.38%              --               --               --               --
Portfolio turnover rate                                  118%              77%              29%              77%              53%
Net assets, end of period (000's)                 $   12,558       $      278       $       21       $   11,431       $   11,654

(a) Per share data was calculated using average shares outstanding during the period.
(b)  Total return at net asset value assuming all distributions reinvested.
(c) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(d) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(e)  Rounds to less than 0.01%.

REPORT OF INDEPENDENT AUDITORS

TO THE TRUSTEES OF LIBERTY FUNDS TRUST VI AND THE SHAREHOLDERS OF LIBERTY SMALL-CAP VALUE FUND

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Liberty Small-Cap Value Fund (the "Fund") (a series of Liberty Funds Trust VI), at June 30, 2003, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2003, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
August 18, 2003

UNAUDITED INFORMATION

FEDERAL INCOME TAX INFORMATION:

For the fiscal year ended June 30, 2003, the Fund designates long-term capital gains of $1,356,330.

TRUSTEES

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Liberty Funds, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each of the Liberty Funds. The Statement of Additional Information (SAI) contains additional information about the Trustees and is available without charge upon request by calling the fund's distributor at 800-345-6611.

                                                                                                    NUMBER OF
                                                YEAR FIRST                                        PORTFOLIOS IN
                                                ELECTED OR                                        LIBERTY FUNDS       OTHER
                               POSITION WITH    APPOINTED        PRINCIPAL OCCUPATION(S)        COMPLEX OVERSEEN   DIRECTORSHIPS
NAME, ADDRESS AND AGE          LIBERTY FUNDS   TO OFFICE(1)      DURING PAST FIVE YEARS             BY TRUSTEE         HELD
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (Age 47)        Trustee        1996       Executive Vice President-Strategy           85             None
P.O. Box 66100                                              of United Airlines (airline) since
Chicago, IL 60666                                           December, 2002 (formerly President
                                                            of UAL Loyalty Services (airline)
                                                            from September, 2001 to December,
                                                            2002; Executive Vice President and
                                                            Chief Financial Officer of United
                                                            Airlines from March, 1993 to
                                                            September, 2001; Senior Vice
                                                            President and Chief Financial
                                                            Officer of UAL, Inc. prior thereto).

Janet Langford Kelly (Age 45)     Trustee        1996       Executive Vice President-Corporate          85             None
One Kellogg Square                                          Development and Administration,
Battle Creek, MI 49016                                      General Counsel and Secretary,
                                                            Kellogg Company (food manufacturer),
                                                            since September, 1999; Senior Vice
                                                            President, Secretary and General
                                                            Counsel, Sara Lee Corporation
                                                            (branded, packaged, consumer-
                                                            products manufacturer) from
                                                            January, 1995 to September, 1999.

Richard W. Lowry (Age 67)         Trustee        1995       Private Investor since August, 1987         87(4)          None
10701 Charleston Drive                                      (formerly Chairman and Chief
Vero Beach, FL 32963                                        Executive Officer, U.S. Plywood
                                                            Corporation (building products
                                                            manufacturer)).

Charles R. Nelson (Age 60)        Trustee        1981       Professor of Economics, University         120(2)          None
Department of Economics                                     of Washington, since January, 1976;
University of Washington                                    Ford and Louisa Van Voorhis
Seattle, WA 98195                                           Professor of Political Economy,
                                                            University of Washington, since
                                                            September, 1993; Director,
                                                            Institute for Economic Research,
                                                            University of Washington, since
                                                            September, 2001; Adjunct Professor
                                                            of Statistics, University of
                                                            Washington, since September, 1980;
                                                            Associate Editor, Journal of Money
                                                            Credit and Banking, since
                                                            September, 1993; consultant on
                                                            econometric and statistical
                                                            matters.

John J. Neuhauser (Age 60)        Trustee        1985       Academic Vice President and Dean of      88(4),(5)     Saucony, Inc.
84 College Road                                             Faculties since August, 1999,                       (athletic footwear);
Chestnut Hill, MA 02467-3838                                Boston College (formerly Dean,                         SkillSoft Corp.
                                                            Boston College School of Management                     (E-Learning)
                                                            from September, 1977 to September,
                                                            1999.

Thomas E. Stitzel (Age 67)        Trustee        1998       Business Consultant since 1999              85             None
2208 Tawny Woods Place                                      (formerly Professor of Finance from
Boise, ID 83706                                             1975 to 1999 and Dean from 1977 to
                                                            1991, College of Business, Boise
                                                            State University); Chartered
                                                            Financial Analyst.

Thomas C. Theobald (Age 66)       Trustee        1996       Managing Director, William Blair            85            Anixter
27 West Monroe Street,                                      Capital Partners (private equity                       International
Suite 3500                                                  investing) since September, 1994                      (network support
Chicago, IL 60606                                           (formerly Chief Executive Officer                        equipment
                                                            and Chairman of the Board of                         distributor), Jones
                                                            Directors, Continental Bank                          Lang LaSalle (real
                                                            Corporation prior thereto).                           estate management
                                                                                                                 services) and MONY
                                                                                                                    Group (life
                                                                                                                     insurance).

Anne-Lee Verville (Age 58)        Trustee        1998       Author and speaker on educational           86(5)     Chairman of the
359 Stickney Hill Road                                      systems needs (formerly General                     Board of Directors,
Hopkinton, NH 03229                                         Manager, Global Education                           Enesco Group, Inc.
                                                            Industry from 1994 to 1997, and                     (designer, importer
                                                            President, Applications Solutions                   and distributor of
                                                            Division from 1991 to 1994, IBM                        giftware and
                                                            Corporation (global education and                     collectibles).
                                                            global applications)).

                                                                                                    NUMBER OF
                                                YEAR FIRST                                        PORTFOLIOS IN
                                                ELECTED OR                                        LIBERTY FUNDS       OTHER
                               POSITION WITH    APPOINTED       PRINCIPAL OCCUPATION(S)         COMPLEX OVERSEEN   DIRECTORSHIPS
NAME, ADDRESS AND AGE          LIBERTY FUNDS   TO OFFICE(1)     DURING PAST FIVE YEARS              BY TRUSTEE         HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
William E. Mayer(3) (Age 63)      Trustee         1994      Managing Partner, Park Avenue               87(4)     Lee Enterprises
399 Park Avenue                                             Equity Partners (private equity)                    (print media), WR
Suite 3204                                                  since February, 1999 (formerly                        Hambrecht + Co.
New York, NY 10022                                          Founding Partner, Development                       (financial service
                                                            Capital LLC from November 1996 to                   provider) and First
                                                            February, 1999; Dean and Professor,                 Health (healthcare).
                                                            College of Business and Management,
                                                            University of Maryland from
                                                            October, 1992 to November, 1996).

Joseph R. Palombo(3) (Age 50)     Trustee,        2000      Executive Vice President and Chief          86(6)          None
One Financial Center            Chairman of                 Operating Officer of Columbia
Boston, MA 02111                the  Board                  Management Group, Inc. (Columbia
                               and President                Management) since December, 2001
                                                            and Director, Executive Vice
                                                            President and Chief Operating
                                                            Officer of the Advisor since April,
                                                            2003 (formerly Chief Operations
                                                            Officer of Mutual Funds, Liberty
                                                            Financial Companies, Inc. from
                                                            August, 2000 to November, 2001;
                                                            Executive Vice President of Stein
                                                            Roe & Farnham Incorporated (Stein
                                                            Roe) from April, 1999 to April,
                                                            2003; Director of Colonial
                                                            Management Associates, Inc.
                                                            (Colonial) from April, 1999 to
                                                            April, 2003; Director of Stein Roe
                                                            from September, 2000 to April,
                                                            2003) President of Liberty Funds
                                                            and Galaxy Funds since February,
                                                            2003 (formerly Vice President from
                                                            September 2002 to February 2003);
                                                            Manager of Stein Roe Floating Rate
                                                            Limited Liability Company since
                                                            October, 2000; (formerly Vice
                                                            President of the Liberty Funds from
                                                            April, 1999 to August, 2000; Chief
                                                            Operating Officer and Chief
                                                            Compliance Officer, Putnam Mutual
                                                            Funds from December, 1993 to March,
                                                            1999).

(1) In December, 2000, the boards of each of the Liberty Funds and former Stein Roe funds were combined into one board of trustees with common membership. The date shown is the earliest date on which a trustee was elected to either the Liberty Funds board or the former Stein Roe funds board.
(2) In addition to serving as a disinterested Trustee of the Liberty Funds, Mr. Nelson serves as a disinterested Director or Trustee of the Columbia Funds and CMG Funds, currently consisting of 15 funds and 20 funds, respectively, which are advised by the Advisor.
(3) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co. Mr. Palombo is an interested person as an employee of the Advisor.
(4) In addition to serving as trustees of Liberty Funds, Messrs. Lowry, Neuhauser and Mayer each serve as a director/trustee of the Liberty All-Star Funds, currently consisting of 2 funds, which are advised by an affiliate of the Advisor.
(5) In addition to serving as disinterested trustees of the Liberty Funds, Mr. Neuhauser and Ms. Verville serve as disinterested directors of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.
(6) In addition to serving as an interested trustee of the Liberty Funds, Mr. Palombo serves as an interested director of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.

OFFICERS AND TRANSFER AGENT

                                                  YEAR FIRST
                                                  ELECTED OR
                                POSITION WITH      APPOINTED
NAME, ADDRESS AND AGE           LIBERTY FUNDS      TO OFFICE      PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------
OFFICERS

Vicki L. Benjamin (Age 41)          Chief             2001        Controller of the Liberty Funds and of the Liberty All-Star
One Financial Center              Accounting                      Funds since May, 2002; Chief Accounting Officer of the
Boston, MA 02111                 Officer and                      Liberty Funds and Liberty All-Star Funds since June, 2001;
                                 Controller                       Controller and Chief Accounting Officer of the Galaxy Funds
                                                                  since September, 2002 (formerly Vice President, Corporate
                                                                  Audit, State Street Bank and Trust Company from May, 1998 to
                                                                  April, 2001; Audit Manager from July, 1994 to June, 1997;
                                                                  Senior Audit Manager from July, 1997 to May, 1998, Coopers &
                                                                  Lybrand, LLP).

J. Kevin Connaughton (Age 39)     Treasurer           2000        Treasurer of the Liberty Funds and of the Liberty All-Star
One Financial Center                                              Funds since December, 2000; Vice President of the Advisor
Boston, MA 02111                                                  since April, 2003 (formerly Controller of the Liberty Funds and of the Liberty All-Star Funds from February, 1998 to
                                                                  October, 2000); Treasurer of the Galaxy Funds since
                                                                  September, 2002; Treasurer, Columbia Management Multi-Strategy
                                                                  Hedge Fund, LLC since December, 2002 (formerly Vice President of
                                                                  Colonial from February, 1998 to October, 2000 and Senior Tax
                                                                  Manager, Coopers& Lybrand, LLP from April, 1996 to January, 1998).

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Small-Cap Value Fund is:

Liberty Funds Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Small-Cap Value Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.


Annual Report:
LIBERTY SMALL-CAP VALUE FUND

LIBERTY SMALL-CAP VALUE FUND, ANNUAL REPORT, JUNE 30, 2003          PRSRT STD
                                                                  U.S. POSTAGE
                                                                      PAID
                                                                  HOLLISTON, MA
                                                                  PERMIT NO. 20

[LIBERTY FUNDS LOGO]

     A MEMBER OF COLUMBIA MANAGEMENT GROUP


     (C) 2003 LIBERTY FUNDS DISTRIBUTOR, INC.
     A MEMBER OF COLUMBIA MANAGEMENT GROUP
     ONE FINANCIAL CENTER, BOSTON, MA 02111-2621


                                                769-02/628O-0603 (08/03) 03/2252

LIBERTY SMALL-CAP VALUE FUND, ANNUAL REPORT, JUNE 30, 2003


[LIBERTY FUNDS LOGO]

     A MEMBER OF COLUMBIA MANAGEMENT GROUP


     (C) 2003 LIBERTY FUNDS DISTRIBUTOR, INC.
     A MEMBER OF COLUMBIA MANAGEMENT GROUP
     ONE FINANCIAL CENTER, BOSTON, MA 02111-2621


                                                769-02/628O-0603 (08/03) 03/2252

LIBERTY SMALL-CAP VALUE FUND, ANNUAL REPORT, JUNE 30, 2003


[LIBERTY FUNDS LOGO]

     A MEMBER OF COLUMBIA MANAGEMENT GROUP


                                                769-02/628O-0603 (08/03) 03/2252

[GRAPHIC]

LIBERTY NEWPORT
ASIA PACIFIC FUND

ANNUAL REPORT
JUNE 30, 2003

LESS CLUTTER IN TWO EASY STEPS.
POINT. CLICK. LIBERTY eDELIVERY.

FOR MORE INFORMATION ABOUT RECEVING YOUR SHAREHOLDER REPORTS ELECTRONICALLY, CALL US AT 800-345-6611. TO SIGN UP FOR eDELIVERY, VISIT US ONLINE AT www.libertyfunds.com.

[GRAPHIC]

LIBERTY NEWPORT
ASIA PACIFIC FUND

ANNUAL REPORT
JUNE 30, 2003

LESS CLUTTER IN TWO EASY STEPS.
POINT. CLICK. LIBERTY eDELIVERY.

TO SIGN UP FOR eDELIVERY, GO TO www.icsdelivery.com.

PRESIDENT'S MESSAGE

[PHOTO OF JOSEPH R. PALOMBO]

Dear Shareholder:

Despite the uncertainty that hung over the markets and the economy as the nation prepared to go to war in Iraq, the twelve-month period ended on a high note. Virtually all major segments of the stock and bond markets posted positive returns for the period. The economy, though still struggling, has made progress toward recovery. And a new tax law is intended to boost consumer spending power and make investing more attractive. The Jobs and Growth Tax Relief Reconciliation Act of 2003 accelerates income tax rate cuts for virtually all Americans and slashes the tax rates on dividends and long-term capital gains.

The government is counting on Americans to turn their good fortune into higher spending. And the financial media has been full of advice on how to take advantage of the new rate structure. As you debate what you will do if the lower tax rate turns into a modest personal windfall, consider strategies that could have a long-term impact on your portfolio. If your take-home pay increases as a result of the tax break and any rebate check you are entitled to receive--and if it's not eaten up by higher state taxes--consider investing at least one third of it. Consider adding it to your retirement account, using it to start an education account for your child or setting it aside for an emergency. But make a commitment and stick to it. Think of it as found money, because that is what it is. You didn't have it before. But now that you've found it, you can put it to work for a long-term goal.

And, before you take advice from a television pundit or a magazine cover story, talk to your financial advisor. There may be tax-related strategies that make sense for you. But there are no one-size-fits-all solutions. Keep in mind that tax rates change, and many of the provisions of this law are set to expire in just a few short years.

CONSOLIDATION AND A NEW NAME: COLUMBIA

On a separate note, I am pleased to announce that, effective April 1, 2003, six of the asset management firms brought together when Columbia Management Group, Inc. was formed were consolidated and renamed Columbia Management Advisors, Inc. (Columbia Management). This consolidation does not affect the management or investment objectives of your fund and is the next step in our efforts to create a consistent identity and to streamline our organization. By consolidating these firms, we are able to create a more efficient organizational structure and strengthen certain key functions, such as research. Although the name of the asset manager familiar to you has changed, what hasn't changed is the commitment of our specialized investment teams to a multi-disciplined approach to investing, focused on our goal of offering shareholders the best products and services.

In the following report, you'll find more detailed information about the market environment and about the strategies employed by portfolio managers Chris Legallet and Jamie Chui.

Sincerely,

/s/ Joseph R. Palombo

Joseph R. Palombo
President

  NET ASSET VALUE PER SHARE as of 06/30/03 ($)

              Class A            12.87
              Class B            12.45
              Class C            12.44
              Class Z            12.97

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or a loss on sale. All results shown assume reinvestment of distributions.

  MEET THE NEW PRESIDENT

  Joseph R. Palombo, president and chairman of the Board of Trustees for Liberty Funds, is also chief operating officer and executive vice president of Columbia Management. Mr. Palombo has over 19 years of experience in the financial services industry. Prior to joining Columbia Management, he was chief operating officer and chief compliance officer for Putnam Mutual Funds. Prior to that, he was a partner at Coopers & Lybrand. Mr. Palombo received his degree in economics/accounting from the College of the Holy Cross, where he was a member of Phi Beta Kappa. He earned his master's degree in taxation from Bentley College and participated in the Executive Program at the Amos B. Tuck School at Dartmouth College.


                                                   Not FDIC   May Lose Value
                                                              -----------------
                                                   Insured    No Bank Guarantee

The examples provided should be viewed as illustrations. They do not constitute tax or legal advice. Neither Columbia Management Advisors, Inc., nor its affiliates, including Liberty Funds Distributor, Inc., provide tax or legal advice. A tax advisor or attorney can provide you with answers to specific questions about taxes and other legal issues.

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

PERFORMANCE INFORMATION

Value of a $10,000 investment 8/19/98 - 6/30/03

PERFORMANCE OF A $10,000 INVESTMENT
8/19/98 - 6/30/03 ($)

                WITHOUT           WITH
                 SALES           SALES
                 CHARGE          CHARGE
Class A          14,128          13,316
Class B          13,641          13,441
Class C          13,631          13,631
Class Z          14,238             n/a

[CHART]

                                                 CLASS A SHARES                     CLASS A SHARES          MSCI AC ASIA PACIFIC
                                           WITHOUT SALES CHARGE                  WITH SALES CHARGE                    FREE INDEX
08/20/1998 - 08/31/1998                            $      9,470                       $      8,925                  $     10,000
09/01/1998 - 09/30/1998                            $     10,200                       $      9,614                  $     10,038
10/01/1998 - 10/31/1998                            $     12,130                       $     11,433                  $     11,744
11/01/1998 - 11/30/1998                            $     12,870                       $     12,130                  $     12,387
12/01/1998 - 12/31/1998                            $     13,297                       $     12,533                  $     12,768
01/01/1999 - 01/31/1999                            $     12,914                       $     12,172                  $     12,871
02/01/1999 - 02/28/1999                            $     13,105                       $     12,352                  $     12,596
03/01/1999 - 03/31/1999                            $     14,960                       $     14,100                  $     14,171
04/01/1999 - 04/30/1999                            $     17,177                       $     16,189                  $     15,235
05/01/1999 - 05/31/1999                            $     16,299                       $     15,362                  $     14,446
06/01/1999 - 06/30/1999                            $     19,161                       $     18,059                  $     15,959
07/01/1999 - 07/31/1999                            $     20,654                       $     19,466                  $     16,951
08/01/1999 - 08/31/1999                            $     21,459                       $     20,225                  $     16,888
09/01/1999 - 09/30/1999                            $     21,702                       $     20,454                  $     17,368
10/01/1999 - 10/31/1999                            $     22,709                       $     21,403                  $     18,000
11/01/1999 - 11/30/1999                            $     26,379                       $     24,862                  $     18,965
12/01/1999 - 12/31/1999                            $     29,444                       $     27,751                  $     20,213
01/01/2000 - 01/31/2000                            $     27,562                       $     25,977                  $     19,501
02/01/2000 - 02/29/2000                            $     27,871                       $     26,268                  $     19,020
03/01/2000 - 03/31/2000                            $     28,933                       $     27,269                  $     20,239
04/01/2000 - 04/30/2000                            $     26,540                       $     25,014                  $     18,713
05/01/2000 - 05/31/2000                            $     24,775                       $     23,351                  $     17,643
06/01/2000 - 06/30/2000                            $     26,093                       $     24,593                  $     18,876
07/01/2000 - 07/31/2000                            $     24,478                       $     23,071                  $     17,115
08/01/2000 - 08/31/2000                            $     25,222                       $     23,772                  $     17,833
09/01/2000 - 09/30/2000                            $     23,628                       $     22,270                  $     16,674
10/01/2000 - 10/31/2000                            $     21,599                       $     20,357                  $     15,622
11/01/2000 - 11/30/2000                            $     20,525                       $     19,345                  $     15,058
12/01/2000 - 12/31/2000                            $     20,043                       $     18,890                  $     14,465
01/01/2001 - 01/31/2001                            $     20,921                       $     19,718                  $     14,854
02/01/2001 - 02/28/2001                            $     19,527                       $     18,404                  $     14,177
03/01/2001 - 03/31/2001                            $     17,991                       $     16,956                  $     13,364
04/01/2001 - 04/30/2001                            $     19,144                       $     18,043                  $     14,102
05/01/2001 - 05/31/2001                            $     19,012                       $     17,918                  $     14,077
06/01/2001 - 06/30/2001                            $     18,112                       $     17,071                  $     13,469
07/01/2001 - 07/31/2001                            $     17,047                       $     16,067                  $     12,616
08/01/2001 - 08/31/2001                            $     16,214                       $     15,281                  $     12,367
09/01/2001 - 09/30/2001                            $     14,129                       $     13,316                  $     10,982
10/01/2001 - 10/31/2001                            $     14,656                       $     13,813                  $     11,198
11/01/2001 - 11/30/2001                            $     15,643                       $     14,744                  $     11,732
12/01/2001 - 12/31/2001                            $     15,709                       $     14,806                  $     11,467
01/01/2002 - 01/31/2002                            $     15,489                       $     14,599                  $     11,040
02/01/2002 - 02/28/2002                            $     15,412                       $     14,526                  $     11,342
03/01/2002 - 03/31/2002                            $     16,279                       $     15,343                  $     12,001
04/01/2002 - 04/30/2002                            $     16,599                       $     15,644                  $     12,438
05/01/2002 - 05/31/2002                            $     16,620                       $     15,664                  $     12,925
06/01/2002 - 06/30/2002                            $     15,884                       $     14,971                  $     12,268
07/01/2002 - 07/31/2002                            $     14,809                       $     13,957                  $     11,494
08/01/2002 - 08/31/2002                            $     14,644                       $     13,802                  $     11,408
09/01/2002 - 09/30/2002                            $     13,502                       $     12,726                  $     10,718
10/01/2002 - 10/31/2002                            $     13,776                       $     12,984                  $     10,434
11/01/2002 - 11/30/2002                            $     14,248                       $     13,429                  $     10,868
12/01/2002 - 12/31/2002                            $     13,700                       $     12,912                  $     10,511
01/01/2003 - 01/31/2003                            $     13,216                       $     12,456                  $     10,295
02/01/2003 - 02/28/2003                            $     12,974                       $     12,228                  $     10,212
03/01/2003 - 03/31/2003                            $     12,699                       $     11,969                  $      9,877
04/01/2003 - 04/30/2003                            $     12,732                       $     12,000                  $     10,024
05/01/2003 - 05/31/2003                            $     13,424                       $     12,652                  $     10,579
06/01/2003 - 06/30/2003                            $     14,128                       $     13,316                  $     11,277

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT libertyfunds.com FOR DAILY PERFORMANCE UPDATES.

The Morgan Stanley Capital International (MSCI) All Country (AC) Asia Pacific Free Index is an unmanaged index that tracks the performance of stock traded on stock exchanges in Pacific Basin countries, including Australia, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, the People's Republic of China, the Philippines, Singapore, South Korea, Taiwan and Thailand. The index performance is from August 31, 1998. Unlike mutual funds, indexes are not an investment and do not incur fees or expenses. It is not possible to invest directly in an index.


AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/03 (%)

SHARE CLASS                     A                     B                     C               Z
INCEPTION                    8/19/98               8/19/98               8/19/98          2/1/01
-------------------------------------------------------------------------------------------------
                        WITHOUT      WITH     WITHOUT      WITH     WITHOUT      WITH     WITHOUT
                         SALES       SALES     SALES       SALES     SALES       SALES     SALES
                        CHARGE      CHARGE    CHARGE      CHARGE     CHARGE     CHARGE     CHARGE
-------------------------------------------------------------------------------------------------
1-year                   -11.06     -16.17     -11.64     -16.06     -11.71     -12.59     -10.86
3-year                   -18.50     -20.09     -19.12     -19.91     -19.11     -19.11     -18.29
Life of fund               7.37       6.07       6.59       6.27       6.58       6.58       7.54

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in again or loss on sale. All results shown assume reinvestment of distributions, if any. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The "with sales charge" returns include the maximum 5.75% charge for class A shares, maximum appropriate class B maximum contingent deferred sales charge for the holding period after purchase as follows: through first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0%, and the class C contingent deferred sales charge of 1% for the first year only. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class Z share (newer class shares) performance includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to the inception date of the newer class shares. Returns are not restated to reflect any expense differential, e.g., 12b-1 fees, between class A and the newer class shares. Had the expense differential been reflected, the returns for the period prior to the inception of class Z shares would have been higher.

TOP 5 COUNTRIES AS OF 6/30/03 (%)

Japan                                     41.6
Hong Kong                                 11.9
Australia                                 11.3
India                                      7.0
Taiwan                                     5.4

Calculated as a percentage of total investments.

TOP 10 HOLDINGS AS OF 6/30/03 (%)

NTT DoCoMo                                 3.6
Taiwan Semiconductor Manufacturing Co.     2.9
Foster's Group                             2.8
China Mobile                               2.8
Honda Motor Co.                            2.6
Sun Hung Kai Properties                    2.5
Hong Kong & China Gas Co.                  2.4
Canon                                      2.4
Takeda Chemical Industries                 2.4
Samsung Electronics Co.                    2.3

Calculated as a percentage of net assets.

Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same country weightings or portfolio holdings in the future.

BOUGHT

Denso Corp.(1.1% of net assets) in Japan. An auto parts manufacturer, Denso has restructured its business and has reduced costs. It should do well as global economies and the auto industry improve.

SOLD

Huaneng Power International (1.6% of net assets) in Hong Kong. We reduced the position of this long-term contributor to performance because the stock's valuation had become less attractive than those of other growth stocks

PORTFOLIO MANAGERS' REPORT

For the 12-month period ended June 30, 2003, class A shares of Liberty Newport Asia Pacific Fund returned negative 11.06% without sales charge. The fund fell behind its benchmark, the MSCI AC Asia Pacific Free Index, which returned negative 8.10% for the same period. The fund was hurt primarily by its investment in CSL (0.8% of net assets), an Australian pharmaceutical company, which declined as the Australian dollar strengthened relative to the US dollar.(1) Performance was also held back by India-based Infosys Technologies (2.1% of net assets), which forecasted disappointing earnings. We continued to hold Infosys because of its competitive advantage in the rapidly growing area of technology outsourcing.

A DIFFICULT BEGINNING; A MORE POSITIVE ENDING

Weak global economic growth, uncertainty leading up to the war with Iraq and the SARS (severe acute respiratory syndrome) epidemic had a negative impact on the Asian stock markets during the first nine months of the reporting period. Once military action in Iraq officially ended and SARS appeared under control, investors turned their attention to prospects for better economic growth. Between April and June 2003, the Asian stock markets began to recover.

TAKING PROFITS IN LONG-TERM HOLDINGS

We trimmed some long-term holdings in China, Singapore and Hong Kong. In China, we reduced Huaneng Power International (1.6% of net assets), which had appreciated nicely. We also sold Legend Group, a personal computer manufacturer, amid concerns that increased competition would erode its market share and profits. In Singapore, we cut back Singapore Press Holdings (0.9% of net assets). In Hong Kong, we made our biggest reductions in Hang Seng Bank as well as Hong Kong & China Gas (1.4% and 2.4% of net assets, respectively).

A TURNAROUND IN JAPAN

Japan was the fund's biggest country allocation. An improved global economic outlook and the most attractive valuations in two decades helped boost the Japanese stock market. The primary catalyst

----------
(1) Holdings are disclosed as of June 30, 2003 and are subject to change.

for the turnaround, however, was the government's bailout of Resona Bank (not in the portfolio), which led investors to believe that the government would support the financial system to avert a crisis. In Japan, we focused on companies that had restructured their businesses. We added to NTT DoCoMo (3.6% of net assets), Japan's largest wireless telephone provider. We also bought Denso Corp., an auto components company (1.1% of net assets).

ADDITIONS IN INDONESIA AND INDIA

We also found companies with attractive valuations and prospects for significant growth in Indonesia and India. In Indonesia, we purchased PT Astra International (0.5% of net assets), a conglomerate whose core business is selling automobiles and motorcycles through distributorships throughout the region, and PT Telekomunikas (0.6% of net assets), an integrated telecommunications company. Capitalizing on the global emphasis on reducing health care costs, we favored two Indian generic pharmaceutical companies. We added to Dr. Reddy's Laboratories and built a position in Ranbaxy Laboratories (2.2% and 0.5% of net assets, respectively).

THE ASIA PACIFIC REGION IS POISED FOR GROWTH

The Asia Pacific region is currently attractive because valuations are low and dividend yields are higher than in other parts of the globe. China's economy has continued to grow and benefit from the country's competitive advantage in manufacturing and a record level of foreign direct investment. China's robust economy has been in turn fueling the region's growth. Going forward, we plan to focus on the big economies, such as China and India.

/s/ Chris Legallet
/s/ Jamie Chui

Chris Legallet and Jamie Chui are portfolio co-managers of Liberty Newport Asia Pacific Fund. Mr. Legallet has co-managed the fund since it commenced operations in August 1998. Ms. Chui has co-managed the fund since July 2002.

There are specific risks involved when investing in foreign stocks, such as currency exchange rate fluctuations, economic change, instability of emerging countries and political developments. In addition, concentration of investments in a single region or country may result in greater volatility.

TOP 5 SECTORS AS OF 06/30/03 (%)

  INFORMATION TECHNOLOGY                           22.0
  CONSUMER DISCRETIONARY                           16.1
  FINANCIALS                                       12.2
  HEALTH CARE                                      11.3
  TELECOMMUNICATION SERVICES                        9.4

Sectors are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same sectors in the future.

INVESTMENT PORTFOLIO

June 30, 2003

COMMON STOCKS -- 96.7%                            SHARES           VALUE
------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 16.1%

AUTO COMPONENTS -- 1.1%
Denso Corp.                                        6,600   $     104,792
                                                           -------------
AUTOMOBILES -- 4.7%
Honda Motor Co., Ltd.                              6,500         246,756
PT Astra International (a)                       116,000          50,267
Toyota Motor Corp.                                 5,600         145,309
                                                           -------------
                                                                 442,332
                                                           -------------
HOTELS, RESTAURANTS & LEISURE -- 1.1%
Genting Berhad                                    27,000         106,579
                                                           -------------
INTERNET & CATALOG RETAIL -- 0.3%
Belluna Co., Ltd.                                    600          24,530
                                                           -------------
MEDIA -- 1.0%
Singapore Press Holdings Ltd.                      8,400          87,304
                                                           -------------
MULTI-LINE RETAIL -- 3.8%
Don Quijote Co., Ltd.                                800          40,249
Don Quijote Co., Ltd.,
  Bonus shares(a)(b)                                 800          36,845
Seiyu (a)                                         38,000          93,213
Woolworth's Ltd.                                  22,496         189,114
                                                           -------------
                                                                 359,421
                                                           -------------
SPECIALTY RETAIL -- 1.8%
Matsushita Electric Industrial
  Co., Ltd.                                        7,000          69,442
Yamada Denki Co., Ltd.                             4,700         103,917
                                                           -------------
                                                                 173,359
                                                           -------------
TEXTILES, APPAREL & LUXURY GOODS -- 2.3%
Li & Fung Ltd                                    126,000         162,385
Sanyo Shokai Ltd.                                  8,200          49,670
                                                           -------------
                                                                 212,055
                                                           -------------

CONSUMER STAPLES -- 8.0%

BEVERAGES -- 2.8%
Foster's Group Ltd.                               94,490         267,105
                                                           -------------
FOOD & DRUG RETAILING -- 1.9%
Lawson, Inc.                                       1,600          44,053
Seven-Eleven Japan Co., Ltd.                       3,000          74,840
Yaoko Co., Ltd.                                    4,100          56,204
                                                           -------------
                                                                 175,097
                                                           -------------
FOOD PRODUCTS -- 2.1%
Katokichi Co., Ltd.                                7,900         134,792
Yakult Honsha Co., Ltd.                            5,000          67,164
                                                           -------------
                                                                 201,956
                                                           -------------
HOUSEHOLD PRODUCTS -- 1.2%
Kao Corp.                                          6,000         111,885
                                                           -------------

ENERGY -- 1.1%

OIL & GAS -- 1.1%
Tokyo Gas Co., Ltd.                               37,000         106,504
                                                           -------------

FINANCIALS -- 12.2%

BANKS -- 4.8%
Commonwealth Bank of Australia                     5,650   $     112,104
Hang Seng Bank Ltd.                               12,200         128,678
United Overseas Bank Ltd.                         29,000         204,231
                                                           -------------
                                                                 445,013
                                                           -------------
DIVERSIFIED FINANCIALS -- 3.2%
Housing Development Finance
  Corp., Ltd.                                     23,400         206,561
Swire Pacific Ltd., Series A                      22,000          95,920
                                                           -------------
                                                                 302,481
                                                           -------------
REAL ESTATE -- 4.2%
City Developments Ltd.                            39,000          98,344
Mitsubishi Estate Co., Ltd.                       10,000          67,832
Sun Hung Kai Properties Ltd.                      46,000         231,824
                                                           -------------
                                                                 398,000
                                                           -------------

HEALTH CARE -- 11.3%

HEALTH CARE EQUIPMENT & SUPPLIES -- 3.0%
Cochlear Ltd.                                      4,528          98,203
Olympus Optical Co., Ltd.                          9,000         186,600
                                                           -------------
                                                                 284,803
                                                           -------------
PHARMACEUTICALS -- 8.3%
Chugai Pharmaceutical Co., Ltd.                   13,600         154,774
CSL Ltd.                                           9,610          77,109
Dr. Reddy's Laboratories Ltd., ADR                 8,900         207,459
Ranbaxy Laboratories Ltd.                          3,000          50,799
Rohto Pharmaceutical Co., Ltd.                     5,000          38,755
Sawai Pharmaceutical Co., Ltd.                       900          24,104
Takeda Chemical Industries Ltd.                    6,000         221,768
                                                           -------------
                                                                 774,768
                                                           -------------

INDUSTRIALS -- 6.9%

COMMERCIAL SERVICES & SUPPLIES -- 1.1%
Secom Co., Ltd.                                    3,500         102,791
                                                           -------------
CONSTRUCTION & ENGINEERING -- 1.4%
Land & House Public Co., Ltd.                    563,600         127,269
                                                           -------------
INDUSTRIAL CONGLOMERATES -- 4.4%
Hutchison Whampoa Ltd.                            29,000         176,644
Kasikornbank Public Co., Ltd.,
  NVDR (a)                                        99,500          80,414
Wesfarmers Ltd.                                    9,208         156,423
                                                           -------------
                                                                 413,481
                                                           -------------

INFORMATION TECHNOLOGY -- 22.0%

COMMUNICATIONS EQUIPMENT -- 0.8%
UTStarcom, Inc. (a)                                2,100          74,697
                                                           -------------
COMPUTERS & PERIPHERALS -- 1.9%
Ambit Microsystems Corp. (a)                      27,000          83,473

See notes to investment portfolio.

COMMON STOCKS (CONTINUED)                         SHARES           VALUE
------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)

COMPUTERS & PERIPHERALS (CONTINUED)
Asustek Computer, Inc. (a)                        38,000   $      96,070
                                                           -------------
                                                                 179,543
                                                           -------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 5.0%
Fanuc Ltd.                                         2,200         109,215
Hoya Corp.                                         1,800         124,200
Keyence Corp.                                        300          55,067
Murata Manufacturing Co., Ltd.                     3,200         126,019
Stanley Electric Co., Ltd.                         4,000          57,102
                                                           -------------
                                                                 471,603
                                                           -------------
INFORMATION TECHNOLOGY
  CONSULTING & SERVICES -- 2.1%
Infosys Technologies Ltd.                          2,800         197,229
                                                           -------------
OFFICE ELECTRONICS -- 4.6%
Brother Industries Ltd.                            9,000          62,325
Canon, Inc.                                        5,000         229,861
Ricoh Co., Ltd.                                    8,300         135,869
                                                           -------------
                                                                 428,055
                                                           -------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 7.6%
Realtek Semiconductor, Inc.                       30,000          61,110
Rohm Co., Ltd.                                     1,500         163,823
Samsung Electronics Co., Ltd.                        730         216,953
Taiwan Semiconductor
  Manufacturing Co., Ltd. (a)                    165,193         272,060
                                                           -------------
                                                                 713,946
                                                           -------------

MATERIALS -- 4.6%

CHEMICALS -- 2.7%
Nitto Denko Corp.                                  4,600         150,832
Shin-Etsu Chemical Co., Ltd.                       3,000         102,624
                                                           -------------
                                                                 253,456
                                                           -------------
METALS & MINING -- 1.9%
BHP Billiton Ltd.                                 30,862         179,041
                                                           -------------

TELECOMMUNICATION SERVICES -- 9.4%

DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.0%
KT Corp.                                           2,300          89,920
Telecom Corp. of New Zealand Ltd. (a)             43,284         133,080
PT Telekomunikasi                                104,800          58,752
                                                           -------------
                                                                 281,752
                                                           -------------
WIRELESS TELECOMMUNICATION SERVICES -- 6.4%
China Mobile Ltd. (a)                            113,000         266,627
NTT DoCoMo, Inc.                                     155         336,240
                                                           -------------
                                                                 602,867
                                                           -------------

TRANSPORTATION -- 1.1%

TRANSPORTATION INFRASTRUCTURE-- 1.1%
Zhejiang Expressway Co., Ltd.,
  Class H (a)                                    240,000          99,254
                                                           -------------

UTILITIES -- 4.0%

ELECTRIC UTILITIES -- 1.6%
Huaneng Power International, Inc.                128,000   $     146,086
                                                           -------------
GAS UTILITIES -- 2.4%
Hong Kong & China Gas Co., Ltd.                  182,613         230,662
                                                           -------------
TOTAL COMMON STOCKS
  (cost of $9,101,603)                                         9,079,716
                                                           -------------

                                                     PAR
------------------------------------------------------------------------
SHORT-TERM OBLIGATION -- 4.6%

Repurchase agreement with
  State Street Bank & Trust Co.,
  dated 06/30/03, due 07/01/03
  at 1.00%, collateralized by a
  U.S. Treasury Bond maturing
  08/15/23, market value $441,531
  (repurchase proceeds $432,012)
  (cost of $432,000)                       $     432,000         432,000
                                                           -------------
TOTAL INVESTMENTS-- 101.3%
(cost of $9,533,603) (c)                                       9,511,716
                                                           -------------

OTHER ASSETS & LIABILITIES, NET -- (1.3)%                       (124,023)
------------------------------------------------------------------------

NET ASSETS -- 100.0%                                       $   9,387,693
                                                           =============

NOTES TO INVESTMENT PORTFOLIO:
(a) Non-income producing.
(b) Security purchased on a when-issued basis.
(c) Cost for federal income tax purposes is $9,569,091.

     ACRONYM                               NAME
--------------------------------------------------------------
       ADR                     American Depositary Receipt
       NVDR                   Non-Voting Depositary Receipt

SUMMARY OF SECURITIES                                            % OF TOTAL
BY COUNTRY (UNAUDITED)                             VALUE         INVESTMENTS
----------------------------------------------------------------------------
Japan                                      $   3,959,967            41.6%
Hong Kong                                      1,130,356            11.9
Australia                                      1,079,097            11.3
India                                            662,049             7.0
Taiwan                                           512,713             5.4
United States                                    506,697             5.3
Singapore                                        389,879             4.1
South Korea                                      306,873             3.2
China                                            245,340             2.6
Thailand                                         207,683             2.2
Bermuda                                          162,385             1.7
New Zealand                                      133,080             1.4
Indonesia                                        109,018             1.2
Malaysia                                         106,579             1.1
                                           -------------           -----
                                           $   9,511,716           100.0%
                                           =============           =====

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

See notes to financial statements

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003

ASSETS:
Investments, at cost                                 $     9,533,603
                                                     ---------------
Investments, at value                                $     9,511,716
Cash                                                             198
Foreign currency (cost of $29,594)                            29,569
Receivable for:
  Investments sold                                            30,246
  Fund shares sold                                             8,369
  Interest                                                        12
  Dividends                                                    2,207
Expense reimbursement due from
  Advisor/Administrator                                       33,407
Deferred Trustees' compensation plan                           4,871
                                                     ---------------
      Total Assets                                         9,620,595
                                                     ---------------
LIABILITIES:
Payable for:
  Investments purchased                                      156,165
  Fund shares repurchased                                     11,911
  Management fee                                               7,821
  Administration fee                                           2,065
  Transfer agent fee                                          12,617
  Pricing and bookkeeping fees                                 1,561
  Trustees' fees                                                  24
  Audit fee                                                   18,695
  Reports to shareholders                                     11,652
Deferred Trustees' fees                                        4,871
Other liabilities                                              5,520
                                                     ---------------
      Total Liabilities                                      232,902
                                                     ---------------
NET ASSETS                                           $     9,387,693
                                                     ===============
COMPOSITION OF NET ASSETS:
Paid-in capital                                      $    17,696,536
Accumulated net investment loss                              (12,839)
Accumulated net realized loss                             (8,273,877)
Net unrealized depreciation on:
  Investments                                                (21,887)
  Foreign currency translations                                 (240)
                                                     ---------------
NET ASSETS                                           $     9,387,693
                                                     ===============
CLASS A:
Net assets                                           $     4,620,025
Shares outstanding                                           358,949
                                                     ---------------
Net asset value per share                            $         12.87(a)
                                                     ===============
Maximum offering price per share
  ($12.87/0.9425)                                    $         13.66(b)
                                                     ===============
CLASS B:
Net assets                                           $     3,227,190
Shares outstanding                                           259,203
                                                     ---------------
Net asset value and offering price per share         $         12.45(a)
                                                     ===============
CLASS C:
Net assets                                           $       714,725
Shares outstanding                                            57,457
                                                     ---------------
Net asset value and offering price per share         $         12.44(a)
                                                     ===============
CLASS Z:
Net assets                                           $       825,753
Shares outstanding                                            63,668
                                                     ---------------
Net asset value, offering and redemption
  price per share                                    $         12.97
                                                     ===============

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b) On sales of $50,000 or more the offering price is reduced.

STATEMENT OF OPERATIONS
For the Year Ended June 30, 2003

INVESTMENT INCOME:
Dividends                                            $       197,927
Interest                                                       4,937
                                                     ---------------
  Total Investment Income (net of
    foreign taxes withheld of $20,104)                       202,864
                                                     ---------------
EXPENSES:
Management fee                                               102,939
Administration fee                                            25,847
Distribution fee:
  Class B                                                     27,682
  Class C                                                      6,258
Service fee:
  Class A                                                     13,932
  Class B                                                      9,227
  Class C                                                      2,086
Pricing and bookkeeping fees                                  13,915
Transfer agent fee                                            81,076
Trustees' fees                                                 6,843
Custody fee                                                   29,152
Registration fee                                              45,348
Other expenses                                                38,405
                                                     ---------------
  Total Operating Expenses                                   402,710
Fees and expenses waived or reimbursed
  by Advisor/Administrator                                  (147,661)
Custody earnings credit                                          (32)
                                                     ---------------
  Net Operating Expenses                                     255,017
Interest expense                                                 393
                                                     ---------------
  Net Expenses                                               255,410
                                                     ---------------
Net Investment Loss                                          (52,546)
                                                     ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY:

Net realized loss on:
  Investments                                             (1,086,952)
  Foreign currency transactions                              (10,184)
                                                     ---------------
    Net realized loss                                     (1,097,136)
                                                     ---------------
Net change in unrealized appreciation/
  depreciation on:
  Investments                                               (197,586)
  Foreign currency translations                               (1,405)
                                                     ---------------
    Net change in unrealized
      appreciation/depreciation                             (198,991)
                                                     ---------------
Net Loss                                                  (1,296,127)
                                                     ---------------
Net Decrease in Net Assets from
  Operations                                         $    (1,348,673)
                                                     ===============

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                YEAR            YEAR
                                               ENDED           ENDED
INCREASE (DECREASE)                           JUNE 30,        JUNE 30,
IN NET ASSETS:                                 2003            2002
------------------------------------------------------------------------
OPERATIONS:

Net investment loss                        $     (52,546)  $    (121,980)
Net realized loss on
  investments and foreign
  currency transactions                       (1,097,136)     (1,564,247)
Net change in unrealized
  appreciation/depreciation
  on investments and foreign
  currency translations                         (198,991)       (222,347)
                                           -------------   -------------
Net Decrease from Operations                  (1,348,673)     (1,908,574)
                                           -------------   -------------

SHARE TRANSACTIONS:

Class A:
  Subscriptions                               28,630,724      18,708,721
  Redemptions                                (30,054,165)    (20,214,863)
                                           -------------   -------------
    Net Decrease                              (1,423,441)     (1,506,142)
                                           -------------   -------------
Class B:
  Subscriptions                                1,206,593       1,611,226
  Redemptions                                 (2,252,380)     (2,794,582)
                                           -------------   -------------
    Net Decrease                              (1,045,787)     (1,183,356)
                                           -------------   -------------
Class C:
  Subscriptions                               10,662,175       4,392,539
  Redemptions                                (10,999,756)     (4,346,103)
                                           -------------   -------------
    Net Increase (Decrease)                     (337,581)         46,436
                                           -------------   -------------
Class Z (formerly Class S) (a):
  Subscriptions                                1,868,968         178,644
  Proceeds received in
    combination with original
    Class Z                                           13              --
  Redemptions                                 (1,271,675)       (221,759)
                                           -------------   -------------
    Net Increase (Decrease)                      597,306         (43,115)
                                           -------------   -------------
Class Z (through 07/29/02):
  Subscriptions                                       --             485
  Proceeds combined into
    former Class S                                   (13)             --
  Redemptions                                         --          (6,879)
                                           -------------   -------------
    Net Decrease                                     (13)         (6,394)
                                           -------------   -------------
Net Decrease from
  Share Transactions                          (2,209,516)     (2,692,571)
                                           -------------   -------------
Total Decrease in Net Assets                  (3,558,189)     (4,601,145)
NET ASSETS:
Beginning of period                           12,945,882      17,547,027
                                           -------------   -------------
End of period (including
  accumulated net investment
  loss of $(12,839) and
  $(121,497), respectively)                $   9,387,693   $  12,945,882
                                           =============   =============

CHANGES IN SHARES:

Class A:
  Subscriptions                                2,287,361       1,284,099
  Redemptions                                 (2,398,752)     (1,372,817)
                                           -------------   -------------
    Net Decrease                                (111,391)        (88,718)
                                           -------------   -------------
Class B:
  Subscriptions                                   99,602         113,932
  Redemptions                                   (184,634)       (196,072)
                                           -------------   -------------
    Net Decrease                                 (85,032)        (82,140)
                                           -------------   -------------
Class C:
  Subscriptions                                  871,959         308,889
  Redemptions                                   (890,657)       (301,261)
                                           -------------   -------------
    Net Increase (Decrease)                      (18,698)          7,628
                                           -------------   -------------
Class Z (formerly Class S) (a):
  Subscriptions                                  147,874          11,880
  Issued in combination with
    original Class Z                                   1              --
  Redemptions                                    (99,198)        (15,309)
                                           -------------   -------------
    Net Increase (Decrease)                       48,677          (3,429)
                                           -------------   -------------
Class Z (through 07/29/02):
  Subscriptions                                       --              34
  Shares combined into
    former Class S                                    (1)             --
  Redemptions                                         --            (483)
                                           -------------   -------------
    Net Decrease                                      (1)           (449)
                                           -------------   -------------

(a) On July 29, 2002, the Fund's existing Class Z shares were combined into the Fund's Class S shares, which were subsequently redesignated as Class Z shares.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2003

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:
Liberty Newport Asia Pacific Fund (the "Fund"), a series of Liberty Funds Trust VI, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek long-term growth. The Fund may issue an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class C and Class Z. On July 29, 2002, the Fund's existing Class Z shares were combined into the Fund's Class S shares, which were subsequently redesignated as Class Z shares. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge ("CDSC") is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a CDSC. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a CDSC on redemptions made within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:
Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price. In certain countries, the Fund may hold foreign designated shares. If the foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded. Korean equity securities that have reached the limit for aggregate foreign ownership and for which premiums to the local exchange prices may be paid by foreign investors are valued by applying a broker quoted premium to the local share price.

Forward currency contracts are valued based on the weighted value of exchange-traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities and such exchange rates occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES:
All income, expenses (other than Class A, Class B and Class C service fees and Class B and Class C distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

FEDERAL INCOME TAXES:
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders are recorded on the ex-date.

FOREIGN CURRENCY TRANSACTIONS:
Net realized and unrealized gains (losses) on foreign currency transactions and translations includes gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

FORWARD CURRENCY CONTRACTS:
The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions and translations. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER:
Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of non-reclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEDERAL TAX INFORMATION
Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for deferral of losses from wash sales, mark-to-market on foreign currency transactions, net operating losses, capital loss carryforwards, non-deductible expenses and post-October losses. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended June 30, 2003, permanent items identified and reclassified among the components of net assets are as follows:

  ACCUMULATED           ACCUMULATED
NET INVESTMENT         NET REALIZED      PAID-IN
     LOSS                  LOSS          CAPITAL
----------------------------------------------------
  $ 161,204             $ (86,310)      $ (74,894)

Net investment income, net realized gains (losses) and net assets were not affected by this reclassification.

As of June 30, 2003, the components of distributable earnings on a tax basis were as follows:

                                   UNREALIZED
                                  DEPRECIATION*
                                ----------------
                                   $ (57,737)

* The difference between book-basis and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales and foreign currency transactions.

The following capital loss carryforwards are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

                               CAPITAL LOSS
   YEAR OF EXPIRATION          CARRYFORWARD
---------------------------------------------
         2006                   $ 2,391,127
         2010                     3,676,821
         2011                     1,404,163
                                -----------
                                $ 7,472,111
                                ===========

Under current tax rules, certain capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of June 30, 2003 for federal income tax purposes, post-October losses of $766,278 and $6,303 attributable to security transactions and foreign currency losses, respectively, were deferred to July 1, 2003.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES
On April 1, 2003, Newport Fund Management, Inc., the investment advisor to the Fund, merged into Columbia Management Advisors, Inc., ("Columbia"), formerly known as Columbia Management Co., an indirect, wholly-owned subsidiary of Fleet Boston Financial Corporation. At the time of the merger, Columbia assumed the obligations of Newport Fund Management, Inc. with respect to the Fund. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

MANAGEMENT FEE:
Columbia is the investment advisor of the Fund and receives a monthly fee equal to 1.00% annually of the Fund's average daily net assets.

ADMINISTRATION FEE:
Columbia also provides accounting and other services for a monthly fee equal to 0.25% annually of the Fund's average daily net assets.

PRICING AND BOOKKEEPING FEES:
Columbia is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank and Trust Company ("State Street"). Columbia pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. The Fund also pays out-of-pocket costs for pricing services.

TRANSFER AGENT FEE:
Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:
Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the Fund's principal underwriter. For the year ended June 30, 2003, the Fund has been advised that the Distributor retained net underwriting discounts of $1,772 on sales of the Fund's Class A shares and received CDSC of $10,386, $11,746 and $3,888 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") which requires the payment of a monthly service fee to the Distributor equal to 0.25% annually of the average daily net assets attributable to Class A, Class B and Class C shares. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS:
Columbia has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 1.90% annually of the Fund's average daily net assets.

OTHER:
The Fund pays no compensation to its officers, all of whom are employees of Columbia or any of its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $32 of custody fees were reduced by balance credits for the year ended June 30, 2003. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 4. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:
For the year ended June 30, 2003, purchases and sales of investments, other than short-term obligations, were $4,212,783 and $6,113,625, respectively.

Unrealized appreciation (depreciation) at June 30, 2003, for federal income tax purposes, was:

     Gross unrealized appreciation   $  1,345,372
     Gross unrealized depreciation     (1,402,747)
                                     ------------
       Net unrealized depreciation   $    (57,375)
                                     ============

OTHER:
There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 5. LINE OF CREDIT
The Fund and other affiliated funds participate in a $350,000,000 credit facility, which is used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to the Fund based on its borrowings. In addition, the Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations. Prior to April 26, 2003, the Fund participated in a separate credit agreement with similar terms to its existing agreement. For the year ended June 30, 2003, the average daily loan balance outstanding on days where borrowings existed was $1,000,000 at a weighted average interest rate of 1.26%.

NOTE 6. OTHER RELATED PARTY TRANSACTIONS
At June 30, 2003, FIM Funding, Inc. owned 23.7% of the Fund's outstanding shares.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows:

                                                                                                                      PERIOD
                                                                        YEAR ENDED JUNE 30,                           ENDED
                                                   -----------------------------------------------------------       JUNE 30,
CLASS A SHARES                                         2003            2002            2001            2000          1999 (a)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                              $     14.47     $     16.50     $     24.55     $     19.01     $     10.00
                                                   -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment loss (b)                                  (0.03)          (0.08)          (0.04)          (0.16)(c)       (0.02)(c)
Net realized and unrealized gain (loss)
  on investments and foreign currency                    (1.57)          (1.95)          (7.38)           7.03            9.14
                                                   -----------     -----------     -----------     -----------     -----------
Total from Investment Operations                         (1.60)          (2.03)          (7.42)           6.87            9.12
                                                   -----------     -----------     -----------     -----------     -----------
LESS DISTRIBUTIONS DECLARED
  TO SHAREHOLDERS:
From net investment income                                  --              --              --           (0.50)          (0.11)
From net realized gains                                     --              --           (0.18)          (0.83)             --
In excess of net realized gains                             --              --           (0.45)             --              --
                                                   -----------     -----------     -----------     -----------     -----------
Total Distributions Declared
  to Shareholders                                           --              --           (0.63)          (1.33)          (0.11)
                                                   -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE,
  END OF PERIOD                                    $     12.87     $     14.47     $     16.50     $     24.55     $     19.01
                                                   ===========     ===========     ===========     ===========     ===========
Total return (d)(e)                                     (11.06)%        (12.30)%        (30.60)%         36.18%          91.64%(f)
                                                   ===========     ===========     ===========     ===========     ===========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Operating expenses (g)                                    2.15%           2.15%           2.15%           2.15%           2.15%(i)
Interest expense                                            --%(h)          --%(h)          --              --              --
Net investment loss (g)                                  (0.24)%         (0.55)%         (0.22)%         (0.65)%         (0.15)%(i)
Waiver/reimbursement                                      1.40%           1.74%           1.26%           0.96%           3.10%(i)
Portfolio turnover rate                                     42%             24%             43%             31%             26%(f)
Net assets, end of period (000's)                  $     4,620     $     6,804     $     9,222     $    10,213     $     4,606

(a) The Fund commenced investment operations on August 19, 1998. Per share data, total return and portfolio turnover rate reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Net of fees and expenses waived or borne by the Advisor/Administrator which amounted to $0.233 and $0.365 per share for the periods ended June 30, 2000 and 1999, respectively.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Advisor/Administrator not waived a portion of expenses, total return would have been reduced.
(f) Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h) Rounds to less than 0.01%.
(i) Annualized.

Selected data for a share outstanding throughout each period is as follows:

                                                                                                                     PERIOD
                                                                       YEAR ENDED JUNE 30,                           ENDED
                                                   -----------------------------------------------------------      JUNE 30,
CLASS B SHARES                                         2003            2002            2001            2000         1999 (a)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                              $     14.09     $     16.19     $     24.31     $     18.90     $     10.00
                                                   -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment loss (b)                                  (0.11)          (0.19)          (0.15)          (0.34)(c)       (0.11)(c)
Net realized and unrealized gain (loss)
  on investments and foreign currency                    (1.53)          (1.91)          (7.34)           7.03            9.10
                                                   -----------     -----------     -----------     -----------     -----------
Total from Investment Operations                         (1.64)          (2.10)          (7.49)           6.69            8.99
                                                   -----------     -----------     -----------     -----------     -----------
LESS DISTRIBUTIONS DECLARED
  TO SHAREHOLDERS:
From net investment income                                  --              --              --           (0.45)          (0.09)
From net realized gains                                     --              --           (0.18)          (0.83)             --
In excess of net realized gains                             --              --           (0.45)             --              --
                                                   -----------     -----------     -----------     -----------     -----------
Total Distributions Declared
  to Shareholders                                           --              --           (0.63)          (1.28)          (0.09)
                                                   -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE,
  END OF PERIOD                                    $     12.45     $     14.09     $     16.19     $     24.31     $     18.90
                                                   ===========     ===========     ===========     ===========     ===========
Total return (d)(e)                                     (11.64)%        (12.97)%        (31.20)%         35.43%          90.36%(f)
                                                   ===========     ===========     ===========     ===========     ===========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Operating expenses (g)                                    2.90%           2.90%           2.90%           2.90%           2.90%(i)
Interest expense                                            --%(h)          --%(h)          --              --              --
Net investment loss (g)                                  (0.87)%         (1.30)%         (0.80)%         (1.40)%         (0.90)%(i)
Waiver/reimbursement                                      1.45%           1.74%           1.38%           0.96%           3.10%(i)
Portfolio turnover rate                                     42%             24%             43%             31%             26%(f)
Net assets, end of period (000's)                  $     3,227     $     4,851     $     6,903     $     5,836     $       515

(a) The Fund commenced investment operations on August 19, 1998. Per share data, total return and portfolio turnover rate reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Net of fees and expenses waived or borne by the Advisor/Administrator which amounted to $0.233 and $0.365 per share for the periods ended June 30, 2000 and 1999, respectively.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e) Had the Advisor/Administrator not waived a portion of expenses, total return would have been reduced.
(f) Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h) Rounds to less than 0.01%.
(i) Annualized.

Selected data for a share outstanding throughout each period is as follows:

                                                                                                                     PERIOD
                                                                       YEAR ENDED JUNE 30,                           ENDED
                                                   -----------------------------------------------------------      JUNE 30,
CLASS C SHARES                                         2003            2002            2001            2000         1999 (a)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                              $     14.09     $     16.18     $     24.28     $     18.90     $     10.00
                                                   -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment loss (b)                                  (0.11)          (0.19)          (0.18)          (0.34)(c)       (0.11)(c)
Net realized and unrealized gain (loss)
  on investments and foreign currency                    (1.54)          (1.90)          (7.29)           7.00            9.10
                                                   -----------     -----------     -----------     -----------     -----------
Total from Investment Operations                         (1.65)          (2.09)          (7.47)           6.66            8.99
                                                   -----------     -----------     -----------     -----------     -----------
LESS DISTRIBUTIONS DECLARED
  TO SHAREHOLDERS:
From net investment income                                  --              --              --           (0.45)          (0.09)
From net realized gains                                     --              --           (0.18)          (0.83)             --
In excess of net realized gains                             --              --           (0.45)             --              --
                                                   -----------     -----------     -----------     -----------     -----------
Total Distributions Declared
  to Shareholders                                           --              --           (0.63)          (1.28)          (0.09)
                                                   -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE,
  END OF PERIOD                                    $     12.44     $     14.09     $     16.18     $     24.28     $     18.90
                                                   ===========     ===========     ===========     ===========     ===========
Total return (d)(e)                                     (11.71)%        (12.92)%        (31.15)%         35.27%          90.36%(f)
                                                   ===========     ===========     ===========     ===========     ===========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Operating expenses (g)                                    2.90%           2.90%           2.90%           2.90%           2.90%(i)
Interest expense                                            --%(h)          --%(h)          --              --              --
Net investment loss (g)                                  (0.87)%         (1.30)%         (0.92)%         (1.40)%        (0.90)%(i)
Waiver/reimbursement                                      1.46%           1.74%           1.29%           0.96%           3.10%(i)
Portfolio turnover rate                                     42%             24%             43%             31%             26%(f)
Net assets, end of period (000's)                  $       715     $     1,073     $     1,109     $     1,383     $       202

(a) The Fund commenced investment operations on August 19, 1998. Per share data, total return and portfolio turnover rate reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Net of fees and expenses waived or borne by the Advisor/Administrator which amounted to $0.233 and $0.365 per share for the periods ended June 30, 2000 and 1999, respectively.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e) Had the Advisor/Administrator not waived a portion of expenses, total return would have been reduced.
(f) Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h) Rounds to less than 0.01%.
(i) Annualized.

Selected data for a share outstanding throughout each period is as follows:

                                                                              YEAR ENDED JUNE 30,          PERIOD ENDED
                                                                         -----------------------------       JUNE 30,
CLASS Z SHARES                                                              2003 (a)          2002           2001 (b)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $      14.55     $      16.54     $      19.06
                                                                         ------------     ------------     ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (c)                                                (0.01)           (0.04)            0.08
Net realized and unrealized loss on investments and foreign currency            (1.57)           (1.95)           (2.60)
                                                                         ------------     ------------     ------------
Total from Investment Operations                                                (1.58)           (1.99)           (2.52)
                                                                         ------------     ------------     ------------
NET ASSET VALUE, END OF PERIOD                                           $      12.97     $      14.55     $      16.54
                                                                         ============     ============     ============
Total return (d)                                                               (10.86)%         (12.03)%         (13.22)%(e)
                                                                         ============     ============     ============
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Operating expenses (f)                                                           2.07%            1.90%            1.90%(h)
Interest expense                                                                   --%(g)           --%(g)           --
Net investment income (loss) (f)                                                (0.06)%          (0.30)%           1.08%(h)
Waiver/reimbursement                                                             1.95%            1.74%            1.99%(h)
Portfolio turnover rate                                                            42%              24%              43%
Net assets, end of period (000's)                                        $        826     $        218     $        305

(a) On July 29, 2002, the Fund's existing Class Z shares were combined into the Fund's Class S shares which were subsequently redesignated as Class Z shares.
(b) Class S shares were initially offered on February 1, 2001. Per share data and total return reflect activity from that date.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g) Rounds to less than 0.01%.
(h) Annualized.

REPORT OF INDEPENDENT AUDITORS

TO THE TRUSTEES OF LIBERTY FUNDS TRUST VI AND THE SHAREHOLDERS OF LIBERTY NEWPORT ASIA PACIFIC FUND

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Liberty Newport Asia Pacific Fund (the "Fund") (a series of Liberty Funds Trust VI), at June 30, 2003, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2003, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
August 18, 2003

TRUSTEES

Trustees and Officers (this section applies to all of the Funds)
The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Liberty Funds, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each of the Liberty Funds. The Statement of Additional Information (SAI) contains additional information about the Trustees and is available without charge upon request by calling the fund's distributor at 800-345-6611.

                                              YEAR FIRST                                       NUMBER OF
                                              ELECTED OR                                 PORTFOLIOS IN LIBERTY         OTHER
                              POSITION WITH   APPOINTED      PRINCIPAL OCCUPATION(S)         FUNDS COMPLEX         DIRECTORSHIPS
NAME, ADDRESS AND AGE         LIBERTY FUNDS  TO OFFICE(1)    DURING PAST FIVE YEARS       OVERSEEN BY TRUSTEE          HELD
-----------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (Age 47)       Trustee         1996      Executive Vice                         85                   None
P.O. Box 66100                                             President-Strategy of United
Chicago, IL 60666                                          Airlines (airline) since
                                                           December, 2002 (formerly
                                                           President of UAL Loyalty
                                                           Services (airline) from
                                                           September, 2001 to December,
                                                           2002; Executive Vice President
                                                           and Chief Financial Officer of
                                                           United Airlines from March,
                                                           1993 to September, 2001;
                                                           Senior Vice President and
                                                           Chief Financial Officer of
                                                           UAL, Inc. prior thereto).

Janet Langford Kelly (Age 45)    Trustee         1996      Executive Vice                         85                   None
One Kellogg Square                                         President-Corporate
Battle Creek, MI 49016                                     Development and
                                                           Administration, General
                                                           Counsel and Secretary, Kellogg
                                                           Company (food manufacturer),
                                                           since September, 1999; Senior
                                                           Vice President, Secretary and
                                                           General Counsel, Sara Lee
                                                           Corporation (branded,
                                                           packaged, consumer-products
                                                           manufacturer) from January,
                                                           1995 to September, 1999.

Richard W. Lowry (Age 67)        Trustee         1995      Private Investor since August,        87(4)                 None
10701 Charleston Drive                                     1987 (formerly Chairman and
Vero Beach, FL 32963                                       Chief Executive Officer, U.S.
                                                           Plywood Corporation (building
                                                           products manufacturer)).

Charles R. Nelson (Age 60)       Trustee         1981      Professor of Economics,               120(2)                None
Department of Economics                                    University of Washington,
University of Washington                                   since January, 1976; Ford and
Seattle, WA 98195                                          Louisa Van Voorhis Professor
                                                           of Political Economy,
                                                           University of Washington,
                                                           since September, 1993;
                                                           Director, Institute for
                                                           Economic Research, University
                                                           of Washington, since
                                                           September, 2001; Adjunct
                                                           Professor of Statistics,
                                                           University of Washington,
                                                           since September, 1980;
                                                           Associate Editor, Journal of
                                                           Money Credit and Banking,
                                                           since September, 1993;
                                                           consultant on econometric and
                                                           statistical matters.

John J. Neuhauser (Age 60)       Trustee         1985      Academic Vice President and          88(4),(5)          Saucony, Inc.
84 College Road                                            Dean of Faculties since                                   (athletic
Chestnut Hill, MA 02467-3838                               August, 1999, Boston College                              footwear);
                                                           (formerly Dean, Boston College                          SkillSoft Corp.
                                                           School of Management from                                (E-Learning)
                                                           September, 1977 to September,
                                                           1999.

Thomas E. Stitzel (Age 67)       Trustee         1998      Business Consultant since 1999         85                   None
2208 Tawny Woods Place                                     (formerly Professor of Finance
Boise, ID 83706                                            from 1975 to 1999 and Dean
                                                           from 1977 to 1991, College of
                                                           Business, Boise State
                                                           University); Chartered
                                                           Financial Analyst.

                                              YEAR FIRST                                       NUMBER OF
                                              ELECTED OR                                 PORTFOLIOS IN LIBERTY         OTHER
                              POSITION WITH   APPOINTED      PRINCIPAL OCCUPATION(S)         FUNDS COMPLEX         DIRECTORSHIPS
NAME, ADDRESS AND AGE         LIBERTY FUNDS  TO OFFICE(1)    DURING PAST FIVE YEARS       OVERSEEN BY TRUSTEE          HELD
-----------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
Thomas C. Theobald (Age 66)      Trustee         1996      Managing Director, William             85                   Anixter
27 West Monroe Street,                                     Blair Capital Partners                                   International
Suite 3500                                                 (private equity investing)                             (network support
Chicago, IL 60606                                          since September, 1994                                      equipment
                                                           (formerly Chief Executive                            distributor), Jones
                                                           Officer and Chairman of the                           Lang LaSalle (real
                                                           Board of Directors,                                    estate management
                                                           Continental Bank Corporation                          services) and MONY
                                                           prior thereto).                                           Group (life
                                                                                                                     insurance).

Anne-Lee Verville (Age 58)       Trustee         1998      Author and speaker on                 86(5)             Chairman of the
359 Stickney Hill Road                                     educational systems needs                            Board of Directors,
Hopkinton, NH 03229                                        (formerly General Manager,                            Enesco Group, Inc.
                                                           Global Education Industry from                       (designer, importer
                                                           1994 to 1997, and President,                          and distributor of
                                                           Applications Solutions                                   giftware and
                                                           Division from 1991 to 1994,                             collectibles).
                                                           IBM Corporation (global
                                                           education and global
                                                           applications)).

INTERESTED TRUSTEES
William E. Mayer(3) (Age 63)     Trustee         1994      Managing Partner, Park Avenue         87(4)             Lee Enterprises
399 Park Avenue                                            Equity Partners (private                               (print media), WR
Suite 3204                                                 equity) since February, 1999                            Hambrecht + Co.
New York, NY 10022                                         (formerly Founding Partner,                           (financial service
                                                           Development Capital LLC from                         provider) and First
                                                           November 1996 to February,                           Health (healthcare).
                                                           1999; Dean and Professor,
                                                           College of Business and
                                                           Management, University of
                                                           Maryland from October, 1992 to
                                                           November, 1996).

Joseph R. Palombo(3) (Age 50)    Trustee,        2000      Executive Vice President and          86(6)                   None
One Financial Center          Chairman of the              Chief Operating Officer of
Boston, MA 02111                Board and                  Columbia Management Group,
                                President                  Inc. (Columbia Management)
                                                           since December, 2001 and
                                                           Director, Executive Vice
                                                           President and Chief Operating
                                                           Officer of the Advisor since
                                                           April, 2003 (formerly Chief
                                                           Operations Officer of Mutual
                                                           Funds, Liberty Financial
                                                           Companies, Inc. from August,
                                                           2000 to November, 2001;
                                                           Executive Vice President of
                                                           Stein Roe & Farnham
                                                           Incorporated (Stein Roe) from
                                                           April, 1999 to April, 2003;
                                                           Director of Colonial
                                                           Management Associates, Inc.
                                                           (Colonial) from April, 1999 to
                                                           April, 2003; Director of Stein
                                                           Roe from September, 2000 to
                                                           April, 2003) President of
                                                           Liberty Funds and Galaxy Funds
                                                           since February, 2003 (formerly
                                                           Vice President from
                                                           September 2002 to
                                                           February 2003); Manager of
                                                           Stein Roe Floating Rate
                                                           Limited Liability Company
                                                           since October, 2000; (formerly
                                                           Vice President of the Liberty
                                                           Funds from April, 1999 to
                                                           August, 2000; Chief Operating
                                                           Officer and Chief Compliance
                                                           Officer, Putnam Mutual Funds
                                                           from December, 1993 to March,
                                                           1999).

(1) In December, 2000, the boards of each of the Liberty Funds and former Stein Roe funds were combined into one board of trustees with common membership. The date shown is the earliest date on which a trustee was elected to either the Liberty Funds board or the former Stein Roe funds board.
(2) In addition to serving as a disinterested Trustee of the Liberty Funds, Mr. Nelson serves as a disinterested Director or Trustee of the Columbia Funds and CMG Funds, currently consisting of 15 funds and 20 funds, respectively, which are advised by the Advisor.
(3) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co. Mr. Palombo is an interested person as an employee of the Advisor.
(4) In addition to serving as trustees of Liberty Funds, Messrs. Lowry, Neuhauser and Mayer each serve as a director/trustee of the Liberty All-Star Funds, currently consisting of 2 funds, which are advised by an affiliate of the Advisor.
(5) In addition to serving as disinterested trustees of the Liberty Funds, Mr. Neuhauser and Ms. Verville serve as disinterested directors of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.
(6) In addition to serving as an interested trustee of the Liberty Funds, Mr. Palombo serves as an interested director of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.

OFFICERS AND TRANSFER AGENT

                                                      YEAR FIRST
                                                      ELECTED OR
                                    POSITION WITH     APPOINTED
NAME, ADDRESS AND AGE               LIBERTY FUNDS     TO OFFICE            PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------------------
OFFICERS
Vicki L. Benjamin (Age 41)            Chief             2001               Controller of the Liberty Funds and of the Liberty
One Financial Center                Accounting                             All-Star Funds since May, 2002; Chief Accounting
Boston, MA 02111                    Officer and                            Officer of the Liberty Funds and Liberty All-Star
                                    Controller                             Funds since June, 2001; Controller and Chief
                                                                           Accounting Officer of the Galaxy Funds since
                                                                           September, 2002 (formerly Vice President,
                                                                           Corporate Audit, State Street Bank and Trust
                                                                           Company from May, 1998 to April, 2001; Audit
                                                                           Manager from July, 1994 to June, 1997; Senior
                                                                           Audit Manager from July, 1997 to May, 1998,
                                                                           Coopers & Lybrand, LLP).

J. Kevin Connaughton (Age 39)       Treasurer           2000               Treasurer of the Liberty Funds and of the Liberty
One Financial Center                                                       All-Star Funds since December, 2000; Vice
Boston, MA 02111                                                           President of the Advisor since April, 2003
                                                                           (formerly Controller of the Liberty Funds and of
                                                                           the Liberty All-Star Funds from February, 1998 to
                                                                           October, 2000); Treasurer of the Galaxy Funds
                                                                           since September, 2002; Treasurer, Columbia
                                                                           Management Multi-Strategy Hedge Fund, LLC since
                                                                           December, 2002 (formerly Vice President of
                                                                           Colonial from February, 1998 to October, 2000 and
                                                                           Senior Tax Manager, Coopers & Lybrand, LLP from
                                                                           April, 1996 to January, 1998).

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Newport Asia Pacific Fund is:

Liberty Funds Services, Inc.
P.O. Box 8081
Boston, MA  02266-8081

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Newport Asia
Pacific Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.


Annual Report:
LIBERTY NEWPORT ASIA PACIFIC FUND

LIBERTY NEWPORT ASIA PACIFIC FUND ANNUAL REPORT, JUNE 30, 2003

                                                                  PRSRT STD
                                                                 U.S. POSTAGE
                                                                     PAID
                                                                HOLLISTON, MA
                                                                PERMIT NO. 20


[LIBERTY FUNDS LOGO]

    A MEMBER OF COLUMBIA MANAGEMENT GROUP

    (C) 2003 LIBERTY FUNDS DISTRIBUTOR, INC.
    A MEMBER OF COLUMBIA MANAGEMENT GROUP
    ONE FINANCIAL CENTER, BOSTON, MA 02111-2621


                                                737-02/621O-0603 (08/03) 03/2210

LIBERTY NEWPORT ASIA PACIFIC FUND ANNUAL REPORT, JUNE 30, 2003

[LIBERTY FUNDS LOGO]

    A MEMBER OF COLUMBIA MANAGEMENT GROUP

    (C) 2003 LIBERTY FUNDS DISTRIBUTOR, INC.
    A MEMBER OF COLUMBIA MANAGEMENT GROUP
    ONE FINANCIAL CENTER, BOSTON, MA 02111-2621


                                                737-02/621O-0603 (08/03) 03/2210

LIBERTY NEWPORT ASIA PACIFIC FUND ANNUAL REPORT, JUNE 30, 2003

[LIBERTY FUNDS LOGO]

    A MEMBER OF COLUMBIA MANAGEMENT GROUP


                                                737-02/621O-0603 (08/03) 03/2210

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable at this time.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits under the Securities Exchange Act of 1934, as amended, is accumulated and communicated to the Registrant's management, including the Chief Executive Officer and Chief Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant's internal control over financial Reporting that occurred over the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable at this time.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940
       (17 CFR 270.30a-2(a)).  Attached hereto as Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940
    (17 CFR 270.30a-2(b)).  Attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Liberty Funds Trust VI
             -------------------------------------------------------------------

By (Signature and Title)    /s/ Joseph R. Palombo
                          ------------------------------------------------------
                            Joseph R. Palombo, President

Date  September 5, 2003
     ---------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Joseph R. Palombo
                          ------------------------------------------------------
                           Joseph R. Palombo, President

Date  September 5, 2003
     ---------------------------------------------------------------------------

By (Signature and Title)  /s/ J. Kevin Connaughton
                          ------------------------------------------------------
                           J. Kevin Connaughton, Treasurer

Date  September 5, 2003
     ---------------------------------------------------------------------------